UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-4920

WASATCH FUNDS, INC.

(Exact name of registrant as specified in charter)

150 Social Hall Avenue

4th Floor

Salt Lake City, Utah 84111

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:

Samuel S. Stewart, Jr. Wasatch Funds, Inc. 150 Social Hall Avenue, 4th Floor Salt Lake City, Utah 84111	Eric F. Fess, Esq. Chapman & Cutler LLP 111 West Monroe Street Chicago, IL 60603

Registrant’s telephone number, including area code: (801) 533-0777

Date of fiscal year end: September 30

Date of reporting period: June 30, 2008

Item 1.	Schedule of Investments.

WASATCH CORE GROWTH FUND (WGROX) – Schedule of Investments

June 30, 2008 (Unaudited)

Shares		Value
	COMMON STOCKS 100.2%

	Aerospace & Defense 0.2%
687,880	DataPath, Inc.* *** +	$1,375,760

	Agricultural Products 1.6%
5,181,607	Chaoda Modern Agriculture (China)	6,539,018
4,752,400	China Green Holdings Ltd. (China)	5,643,870

		12,182,888

	Apparel, Accessories & Luxury Goods 1.2%
14,539,000	EganaGoldpfeil Holdings Ltd.* *** (Hong Kong)	18,646
3,261,617	Ports Design Ltd. (Hong Kong)	9,328,048

		9,346,694

	Apparel Retail 1.7%
493,400	Jos. A. Bank Clothiers, Inc.*	13,198,450

	Application Software 1.0%
140,245	FactSet Research Systems, Inc.	7,904,208

	Asset Management & Custody Banks 6.1%
104,879	Affiliated Managers Group, Inc.*	9,445,403
1,110,324	SEI Investments Co.	26,114,820
880,060	Solar Capital, LLC* ** *** +	11,440,780

		47,001,003

	Automotive Retail 2.3%
780,489	O’Reilly Automotive, Inc.*	17,443,929

	Construction & Engineering 4.5%
335,960	Chicago Bridge & Iron Co. N.V. (Netherlands)	13,377,927
70,025	Outotec Oyj (Finland)	4,466,214
393,018	URS Corp.*	16,494,965

		34,339,106

	Consumer Finance 2.0%
907,514	Dollar Financial Corp.*	13,712,537
697,092	United PanAm Financial Corp.*	1,568,457

		15,280,994

	Data Processing & Outsourced Services 1.0%
444,346	Euronet Worldwide, Inc.*	7,509,448

	Diversified Banks 1.9%
508,066	Axis Bank Ltd. (India)	7,128,275
312,330	HDFC Bank Ltd. (India)	7,266,527

		14,394,802

	Diversified Commercial & Professional Services 8.8%
1,103,670	Copart, Inc.*	47,259,149
282,913	CRA International, Inc.*	10,227,305
491,271	LPS Brasil - Consultoria de Imoveis S.A. (Brazil)	10,007,087

		67,493,541

	Education Services 0.5%
17,680	Strayer Education, Inc.+++	3,696,357

	Environmental & Facilities Services 1.4%
468,948	EnergySolutions, Inc.	10,480,988

	Footwear 1.3%
29,950,935	China Hongxing Sports Ltd. (China)	9,906,230

	Health Care Distributors 2.4%
1,125,697	PSS World Medical, Inc.*	18,348,861

	Health Care Facilities 5.6%
1,378,660	Emeritus Corp.*	20,156,009
1,018,917	Sunrise Senior Living, Inc.*	22,905,254

		43,061,263

	Health Care Services 5.3%
402,052	Healthways, Inc.*	11,900,739
581,039	Pediatrix Medical Group, Inc.*	28,604,550

		40,505,289

	Homefurnishing Retail 1.3%
450,170	Aaron Rents, Inc.	10,052,296

	Human Resource & Employment Services 2.7%
1,004,222	Resources Connection, Inc.	20,435,918

	Industrial Machinery 3.7%
346,425	Graco, Inc.	13,188,400
403,205	IDEX Corp.	14,854,072

		28,042,472

	Internet Software & Services 1.8%
353,751	DealerTrack Holdings, Inc.*	4,991,427
798,250	Liquidity Services, Inc.*	9,203,822

		14,195,249

	Investment Banking & Brokerage 2.5%
4,879,550	ABG Sundal Collier ASA (Norway)	7,291,717
829,132	GFI Group, Inc.	7,470,480
130,231	KIWOOM Securities Co. Ltd. (Korea)	4,668,670

		19,430,867

	IT Consulting & Other Services 1.2%
409,655	SRA International, Inc., Class A*	9,200,851

WASATCH CORE GROWTH FUND (WGROX) – Schedule of Investments (continued)

June 30, 2008 (Unaudited)

Shares		Value
	Leisure Facilities 1.8%
477,474	Life Time Fitness, Inc.*	$14,109,357

	Leisure Products 1.7%
745,559	Pool Corp.	13,241,128

	Marine 0.9%
234,722	Eagle Bulk Shipping, Inc.	6,940,730

	Mortgage REITs 4.6%
1,905,470	Annaly Capital Management, Inc.	29,553,840
659,615	NorthStar Realty Finance Corp.	5,487,997

		35,041,837

	Oil & Gas Equipment & Services 4.2%
153,765	Helix Energy Solutions Group, Inc.*	6,402,775
691,930	TETRA Technologies, Inc.*	16,405,660
355,295	TGS-NOPEC Geophysical Co. ASA* (Norway)	4,946,053
660,285	Wavefield Inseis ASA* (Norway)	4,673,803

		32,428,291

	Oil & Gas Exploration & Production 3.6%
261,675	GMX Resources, Inc.* +++	19,390,117
182,460	Petrohawk Energy Corp.*	8,449,723

		27,839,840

	Personal Products 2.5%
439,316	Emami Ltd. (India)	2,552,679
437,170	Herbalife Ltd.+++ (Cayman Islands)	16,940,337

		19,493,016

	Property & Casualty Insurance 1.6%
581,590	Tower Group, Inc.	12,323,892

	Semiconductor Equipment 0.5%
216,925	Tessera Technologies, Inc.*	3,551,062

	Semiconductors 4.1%
166,900	Hittite Microwave Corp.*	5,944,978
387,065	Melexis N.V. (Belgium)	6,129,088
680,169	Micrel, Inc.	6,223,546
192,450	Netlogic Microsystems, Inc.*	6,389,340
186,823	Silicon Laboratories, Inc.*	6,742,442

		31,429,394

	Specialized Finance 2.7%
1,177,147	KKR Financial Holdings, LLC	12,360,044
232,560	MSCI, Inc., Class A*	8,439,602

		20,799,646

	Specialty Stores 1.3%
455,965	Hibbett Sports, Inc.*	9,620,862

	Systems Software 1.6%
419,390	Quality Systems, Inc.	12,279,739

	Thrifts & Mortgage Finance 1.0%
163,075	Housing Development Finance Corp. Ltd. (India)	7,330,321

	Trading Companies & Distributors 2.8%
368,307	MSC Industrial Direct Co., Inc., Class A	16,246,022
486,090	Rush Enterprises, Inc., Class B*	5,278,937

		21,524,959

	Trucking 3.3%
244,489	Knight Transportation, Inc.	4,474,149
729,285	Localiza Rent A Car S.A. (Brazil)	8,090,470
412,875	Old Dominion Freight Line, Inc.*	12,394,507

		24,959,126

	Total Common Stocks (cost $787,796,806)	767,740,664

	PREFERRED STOCKS 0.8%

	Regional Banks 0.8%
798,675	Banco Daycoval S.A. Pfd. (Brazil)	5,881,812

	Total Preferred Stocks (cost $7,079,280)	5,881,812

	Total Investments (cost $794,876,086) 101.0%	773,622,476
	Liabilities less Other Assets (1.0)%	(7,505,592)

	NET ASSETS 100.0%	$766,116,884

Number of Contracts		Value
	CALL OPTIONS WRITTEN

100	GMX Resources, Inc. expiring 7/19/08 exercise price $75	$44,000
100	Strayer Education, Inc. expiring 7/19/08 exercise price $220	38,000

		82,000

	Total Call Options Written (premium $102,799)	82,000

WASATCH CORE GROWTH FUND (WGROX) – Schedule of Investments (continued)

June 30, 2008 (Unaudited)

*Non-income producing.

**Common units.

***Security was fair valued under procedures adopted by the Board of Directors (see Note 2).

+Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 6).

+++All or a portion of this security has been designated as collateral for written options.

REIT Real Estate Investment Trust.

See Notes to Schedules of Investments.

At June 30, 2008, Wasatch Core Growth Fund’s investments, excluding short-term investments, and written options were in the following countries:

COUNTRY	%
Belgium	0.8
Brazil	3.1
Cayman Islands	2.2
China	2.9
Finland	0.6
Hong Kong	1.2
India	3.1
Korea	0.6
Netherlands	1.7
Norway	2.2
United States	81.6

Total	100.0%

WASATCH EMERGING MARKETS SMALL CAP FUND (WAEMX) – Schedule of Investments

June 30, 2008 (Unaudited)

Shares		Value

	COMMON STOCKS 88.1%

	Agricultural Products 5.2%
147,865	Astra Agro Lestari Tbk PT (Indonesia)	$473,906
705,692	Chaoda Modern Agriculture (China)	890,560
722,595	China Green Holdings Ltd. (China)	858,142
17,800	Sao Martinho S.A. (Brazil)	288,950

		2,511,558

	Air Freight & Logistics 1.0%
686,477	Aramex PJSC* (United Arab Emirates)	482,191

	Airlines 1.0%
939,840	Air Arabia* (United Arab Emirates)	468,250

	Alternative Carriers 2.5%
25,855	Global Village Telecom Holding S.A.* (Brazil)	631,993
24,575	Tulip IT Services Ltd. (India)	588,315

		1,220,308

	Apparel Retail 0.4%
62,885	Truworths International Ltd. (South Africa)	184,991

	Apparel, Accessories & Luxury Goods 1.0%
169,515	Ports Design Ltd. (Hong Kong)	484,804

	Application Software 3.4%
11,815	Financial Technologies (India) Ltd. (India)	465,460
3,157,180	Kingdee International Software Group Co. Ltd. (Cayman Islands)	647,847
15,865	Totvs S.A. (Brazil)	520,945

		1,634,252

	Asset Management & Custody Banks 0.6%
27,660	Tata Investment Corp. Ltd. (India)	302,155

	Automobile Manufacturers 1.1%
58,590	Ghabbour Auto* (Egypt)	505,439

	Brewers 1.0%
53,140	Anadolu Efes Biracilik ve Malt Sanayii AS (Turkey)	460,971

	Coal & Consumable Fuels 2.0%
537,500	Tambang Batubara Bukit Asam Tbk PT (Indonesia)	956,074

	Commodity Chemicals 1.2%
1,430,500	Titan Chemicals Corp. (Malaysia)	564,757

	Communications Equipment 0.9%
75,000	GeoVision, Inc. (Taiwan)	422,528

	Construction & Engineering 0.8%
571,000	Midas Holdings Ltd. (China)	373,518

	Construction & Farm Machinery & Heavy Trucks 1.7%
1,404,000	China Farm Equipment Ltd. (China)	448,892
41,674	TIL Ltd. (India)	342,158

		791,050

	Consumer Finance 1.0%
130,805	Banco Compartamos S.A. de C.V. (Mexico)	489,664

	Diversified Banks 2.5%
34,760	Commercial International Bank GDR (Egypt)	539,128
81,895	Federal Bank Ltd. (India)	347,280
115,900	Yes Bank Ltd.* (India)	309,785

		1,196,193

	Diversified Chemicals 0.8%
38,370	Omnia Holdings Ltd. (South Africa)	373,790

	Diversified Commercial & Professional Service 2.1%
21,355	LPS Brasil - Consultoria de Imoveis S.A. (Brazil)	434,997
9,550	S1 Corp. (Korea)	573,338

		1,008,335

	Diversified Metals & Mining 3.8%
1,550,000	Aneka Tambang Tbk PT* (Indonesia)	533,758
4,785,300	Philex Mining Corp. (Philippines)	756,780
302,465	Sentula Mining Ltd. (South Africa)	521,458

		1,811,996

	Drug Retail 1.2%
44,300	Corporativo Fragua S.A.B., Class B (Mexico)	588,587

	Education Services 0.8%
434,000	Raffles Education Corp. Ltd. (Singapore)	360,457

	Electric Utilities 1.2%
58,345	Equatorial Energia S.A. (Brazil)	579,610

	Electrical Components & Equipment 0.8%
1,036,970	Wasion Meters Group Ltd. (Hong Kong)	398,970

	Electronic Equipment Manufacturers 1.9%
86,820	Allied Electronics Corp. Ltd. (South Africa)	411,759
239,000	Chroma ATE, Inc. (Taiwan)	500,000

		911,759

	Food Retail 1.3%
16,230	BIM Birlesik Magazalar AS (Turkey)	620,936

	Footwear 1.0%
1,504,000	China Hongxing Sports Ltd. (China)	497,446

WASATCH EMERGING MARKETS SMALL CAP FUND (WAEMX) – Schedule of Investments (continued)

June 30, 2008 (Unaudited)

Shares		Value
	Forest Products 1.2%
85,000	Satipel Industrial S.A. (Brazil)	$586,023

	General Merchandise Stores 0.8%
64,055	Eurocash S.A. (Poland)	375,883

	Health Care Facilities 0.9%
493,900	Bumrungrad Hospital plc (Thailand)	413,615

	Health Care Supplies 1.0%
323,000	Shandong Weigao Group Medical Polymer Co. Ltd., Class H (China)	467,266

	Homebuilding 4.2%
35,180	PDG Realty S.A. Empreendimentos e Participacoes (Brazil)	504,713
38,770	Rodobens Negocios Imobiliarios S.A. (Brazil)	481,132
366,370	SARE Holding S.A.B. de C.V., Class B* (Mexico)	480,023
152,695	Urbi Desarrollos Urbanos S.A. de C.V.* (Mexico)	527,924

		1,993,792

	Industrial Machinery 3.4%
329,000	Awea Mechantronic Co. Ltd. (Taiwan)	538,705
47,660	Hamlet (Israel-Canada) Ltd.* (Israel)	422,948
8,735	JVM Co., Ltd. (Korea)	325,250
258,025	Shanthi Gears Ltd. (India)	340,335

		1,627,238

	Investment Banking & Brokerage 2.0%
37,675	Egyptian Financial Group-Hermes Holding GDR (Egypt)	678,150
8,160	KIWOOM Securities Co. Ltd. (Korea)	292,529

		970,679

	IT Consulting & Other Services 0.9%
77,830	Rolta India Ltd. (India)	444,097

	Managed Health Care 2.0%
37,875	OdontoPrev S.A. (Brazil)	973,284

	Marine 1.1%
159,170	Grindrod Ltd. (South Africa)	535,565

	Marine Ports & Services 1.2%
39,290	Santos Brasil Participacoes S.A.** (Brazil)	568,849

	Multi-Sector Holdings 0.9%
68,210	Macquarie Korea Infrastructure Fund (Korea)	423,847

	Office REITs 1.1%
1,072,600	Axis Real Estate Investment Trust (Malaysia)	551,482

	Oil & Gas Equipment & Services 0.6%
1,188,435	Anhui Tianda Oil Pipe Co. Ltd., Class H (China)	265,203

	Oil & Gas Exploration & Production 3.5%
157,175	Afren plc* (United Kingdom)	529,326
50,810	Dragon Oil plc* (United Arab Emirates)	457,121
68,180	JKX Oil and Gas plc (United Kingdom)	712,616

		1,699,063

	Other Diversified Financial Services 0.8%
170,555	PSG Group Ltd. (South Africa)	389,578

	Packaged Foods & Meats 1.4%
49,385	Straus Group Ltd.* (Israel)	694,004

	Pharmaceuticals 1.2%
21,660	Pharmstandard GDR* (Russia)	596,733

	Precious Metals & Minerals 1.3%
69,675	Northam Platinum Ltd. (South Africa)	603,734

	Property & Casualty Insurance 1.0%
8,020	Qatar Insurance Co. (Qatar)	495,667

	Real Estate Management & Development 0.9%
627,000	Ascendas India Trust** (China)	417,063

	Regional Banks 0.6%
54,090	Asya Katilim Bankasi AS* (Turkey)	101,810
54,090	Asya Katilim Bankasi AS Bonus Issue* (Turkey)	101,810
54,090	Asya Katilim Bankasi AS Rights Issue* *** +(Turkey)	97,738

		301,358

	Restaurants 1.3%
281,275	Ajisen China Holdings Ltd. (China)	280,288
458,525	Jollibee Foods Corp. (Philippines)	352,358

		632,646

	Semiconductors 1.0%
132,000	Powertech Technology, Inc. (Taiwan)	463,150

	Specialized Finance 4.0%
205,770	Bursa Malaysia Bhd (Malaysia)	469,162
63,952	GP Investments Ltd. GDR* (Brazil)	779,208
36,610	JSE Ltd. (South Africa)	255,752
28,805	Philippine Stock Exchange, Inc. (Philippines)	417,045

		1,921,167

WASATCH EMERGING MARKETS SMALL CAP FUND (WAEMX) – Schedule of Investments (continued)

June 30, 2008 (Unaudited)

Shares		Value
	Specialty Chemicals 1.1%
177,000	China Steel Chemical Corp. (Taiwan)	$511,412

	Steel 4.0%
265,000	FerroChina Ltd. (China)	237,625
136,900	Industrias CH, S.A.B. de C.V., Series B* (Mexico)	763,277
16,360	MMX Mineracao e Metalicos S.A.* (Brazil)	507,565
5,120	Sesa Goa Ltd. (India)	403,400

		1,911,867

	Trading Companies & Distributors 1.2%
4,310,000	AKR Corporindo Tbk PT (Indonesia)	565,629

	Trucking 1.3%
54,725	Localiza Rent A Car S.A. (Brazil)	607,103

	Total Common Stocks (cost $47,598,030)	42,207,586

	PREFERRED STOCKS 1.6%

	Regional Banks 1.6%
104,145	Banco Daycoval S.A. Pfd. (Brazil)	766,972

	Total Preferred Stocks (cost $968,751)	766,972

Principal Amount		Value
	SHORT-TERM INVESTMENTS 10.8%

	Repurchase Agreement 10.8%
$5,196,000	Repurchase Agreement dated 6/30/08, 1.45% due 7/1/08 with Fixed Income Clearing Corporation collateralized by $4,145,000 of United States Treasury Bonds 6.625% due 2/15/27; value: $5,300,419; repurchase proceeds: $5,196,209 (cost $5,196,000)	$5,196,000

	Total Short-Term Investments (cost $5,196,000)	5,196,000

	Total Investments (cost $53,762,781) 100.5%	48,170,558
	Liabilities less Other Assets (0.5)%	(267,999)

	NET ASSETS 100.0%	$47,902,559

*Non-income producing.

**Common units.

***Security was fair valued under procedures adopted by the Board of Directors (see Note 2).

+Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 6).

GDR Global Depositary Receipt.

REIT Real Estate Investment Trust.

See Notes to Schedules of Investments.

At June 30, 2008, Wasatch Emerging Markets Small Cap Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Brazil	19.2
Cayman Islands	1.5
China	8.9
Egypt	4.0
Hong Kong	4.1
India	8.2
Indonesia	5.9
Israel	2.6
Korea	3.7
Malaysia	3.7
Mexico	6.6
Philippines	3.6
Poland	0.9
Qatar	1.2
Russia	1.4
Singapore	0.8
South Africa	7.6
Taiwan	5.7
Thailand	1.0
Turkey	3.2
United Arab Emirates	3.3
United Kingdom	2.9

Total	100.0%

WASATCH GLOBAL SCIENCE & TECHNOLOGY FUND (WAGTX) – Schedule of Investments

June 30, 2008 (Unaudited)

Shares		Value
	COMMON STOCKS 90.2%

	Air Freight & Logistics 1.5%
1,697,000	Goodpack Ltd. (Singapore)	$1,920,826

	Alternative Carriers 3.5%
65,000	Global Village Telecom Holding S.A.* (Brazil)	1,588,844
127,794	Tulip IT Services Ltd. (India)	3,059,334

		4,648,178

	Application Software 5.1%
36,030	Adobe Systems, Inc.*	1,419,222
37,060	Autodesk, Inc.*	1,252,999
23,900	FactSet Research Systems, Inc.	1,347,004
124,320	Interactive Intelligence, Inc.*	1,447,085
5,934,510	Kingdee International Software Group Co. Ltd. (Cayman Islands)	1,217,749

		6,684,059

	Communications Equipment 4.1%
55,825	Cisco Systems, Inc.*	1,298,490
104,500	F5 Networks, Inc.*	2,969,890
90,850	Starent Networks Corp.*	1,142,893

		5,411,273

	Computer Storage & Peripherals 2.3%
117,290	Intevac, Inc.*	1,323,031
46,990	Western Digital Corp.*	1,622,565

		2,945,596

	Construction & Engineering 1.1%
22,135	Outotec Oyj (Finland)	1,411,776

	Construction & Farm Machinery & Heavy Trucks 0.4%
1,684,000	China Farm Equipment Ltd. (China)	538,415

	Data Processing & Outsourced Services 2.1%
24,990	Alliance Data Systems Corp.*	1,413,184
69,500	Redecard S.A. (Brazil)	1,349,925

		2,763,109

	Diversified Commercial & Professional Service 1.1%
109,240	Wirecard AG* (Germany)	1,402,766

	Electrical Components & Equipment 0.8%
2,882,000	Wasion Meters Group Ltd. (Hong Kong)	1,108,838

	Electronic Equipment Manufacturers 0.5%
15,520	Amphenol Corp., Class A	696,538

	Electronic Manufacturing Services 1.20%
116,805	TTM Technologies, Inc.*	1,542,994

	Health Care Equipment 8.0%
56,400	Abaxis, Inc.*	1,360,932
34,305	ArthroCare Corp.*	1,399,987
200,914	Cardica, Inc.*	1,699,732
77,620	Invacare Corp.	1,586,553
37,125	NuVasive, Inc.*	1,658,003
138,740	VNUS Medical Technologies, Inc.*	2,776,187

		10,481,394

	Health Care Facilities 3.9%
184,665	Capital Senior Living Corp.*	1,392,374
61,085	Emeritus Corp.*	893,063
38,605	Psychiatric Solutions, Inc.*	1,460,813
62,115	Sunrise Senior Living, Inc.*	1,396,345

		5,142,595

	Health Care Services 8.0%
41,567	CorVel Corp.*	1,407,874
89,370	Healthways, Inc.*	2,645,352
70,195	LHC Group, Inc.*	1,632,034
53,040	Pediatrix Medical Group, Inc.*	2,611,159
103,730	Providence Service Corp. (The)*	2,189,741

		10,486,160

	Health Care Technology 0.8%
276,600	RaySearch Laboratories AB (Sweden)	1,080,172

	Industrial Machinery 0.9%
32,945	JVM Co., Ltd. (Korea)	1,226,717

	Internet Software & Services 2.6%
148,960	DealerTrack Holdings, Inc.*	2,101,825
2,440	Google, Inc., Class A*	1,284,465

		3,386,290

	IT Consulting & Other Services 7.0%
163,735	Cognizant Technology Solutions Corp., Class A*	5,323,025
33,230	Infosys Technologies Ltd. (India)	1,333,061
64,335	NCI, Inc., Class A*	1,471,985
190,000	Rolta India Ltd. (India)	1,084,137

		9,212,208

	Life Sciences Tools & Services 3.4%
17,260	Covance, Inc.*	1,484,705
19,840	Icon plc ADR* (Ireland)	1,498,317
19,650	Techne Corp.*	1,520,714

		4,503,736

WASATCH GLOBAL SCIENCE & TECHNOLOGY FUND (WAGTX) – Schedule of Investments (continued)

June 30, 2008 (Unaudited)

Shares		Value
	Managed Health Care 1.6%
80,795	OdontoPrev S.A. (Brazil)	$2,076,211

	Oil & Gas Equipment & Services 4.3%
1,368,010	Advanced Holdings Ltd. (Singapore)	246,343
26,415	OYO Geospace Corp.*	1,556,900
88,010	Pason Systems, Inc. (Canada)	1,425,928
693,610	Swiber Holdings Ltd.* (Singapore)	1,259,209
85,500	TGS-NOPEC Geophysical Co. ASA* (Norway)	1,190,244

		5,678,624

	Semiconductor Equipment 1.0%
81,698	Tessera Technologies, Inc.*	1,337,396

	Semiconductors 15.4%
36,280	Hittite Microwave Corp.*	1,292,294
39,535	Linear Technology Corp.	1,287,655
83,355	Melexis N.V. (Belgium)	1,319,908
146,675	Micrel, Inc.	1,342,076
41,210	Microchip Technology, Inc.	1,258,553
84,791	Netlogic Microsystems, Inc.*	2,815,061
485,129	O2Micro International Ltd. ADR* (Cayman Islands)	3,226,108
81,330	Pericom Semiconductor Corp.*	1,206,937
174,051	PLX Technology, Inc.*	1,328,009
88,473	Power Integrations, Inc.*	2,796,631
36,480	PSi Technologies Holdings, Inc. ADR*	7,311
41,000	Silicon Laboratories, Inc.*	1,479,690
195,475	SiRF Technology Holdings, Inc.*	844,452

		20,204,685

	Systems Software 4.8%
40,370	BMC Software, Inc.*	1,453,320
156,100	Opnet Technologies, Inc.*	1,404,900
67,555	Oracle Corp.*	1,418,655
66,260	Quality Systems, Inc.	1,940,093

		6,216,968

	Technology Distributors 0.6%
164,230	Nu Horizons Electronics Corp.*	798,158

	Wireless Telecommunication Services 4.2%
1,007,665	America Movil S.A.B. de C.V., Series L (Mexico)	2,662,988
60,390	NII Holdings, Inc.*	2,867,921

		5,530,909

	Total Common Stocks (cost $131,001,136)	118,436,591

	PREFERRED STOCKS 1.0%

	Broadcasting & Cable TV 0.0%
1	Net Servicos de Comunicacao S.A., Series 4 Pfd.* (Brazil)	10

	Communications Equipment 0.2%
17,684	Neutral Tandem, Inc., Series C Pfd.*	309,470

	Computer Storage & Peripherals 0.8%
78,502	BlueArc Corp., Series DD Pfd.* *** +	355,411
138,725	BlueArc Corp., Series FF Pfd.* *** +	628,066

		983,477

	Internet Software & Services 0.0%
30,265	Incipient, Inc., Series D Pfd.* *** +	35,047
6,528	Xtera Communications, Inc., Series A-1 Pfd.* *** +	7,076

		42,123

	Pharmaceuticals 0.0%
39,337	Point Biomedical Corp., Series A Pfd.* *** +	10,228

	Total Preferred Stocks (cost $1,231,982)	1,345,308

	LIMITED PARTNERSHIP INTEREST 0.2%

	Other 0.2%
	Montagu Newhall Global Partners II-B, L.P.*** +	327,012

	Total Limited Partnership Interest (cost $367,144)	327,012

	WARRANTS 0.0%

	Air Freight & Logistics 0.0%
212,125	Goodpack Ltd. expiring 7/16/09* (Singapore)	38,978

	Computer Storage & Peripherals 0.0%
620	BlueArc Corp. expiring 4/2/18* *** +	—

	Pharmaceuticals 0.0%
3,832	Acusphere, Inc. expiring 8/2/08 * *** +	—

768	Acusphere, Inc. expiring 10/20/08* *** +	—

	Total Warrants (cost $0)	38,978

WASATCH GLOBAL SCIENCE & TECHNOLOGY FUND (WAGTX) – Schedule of Investments (continued)

June 30, 2008 (Unaudited)

Principal Amount		Value
	SHORT-TERM INVESTMENTS 8.1%

	Repurchase Agreement 8.1%
$10,575,000.00	Repurchase Agreement dated 6/30/08, 1.45% due 7/1/08 with Fixed Income Clearing Corporation collateralized by $10,385,000 of United States Treasury Notes 3.875% due 2/15/13; value: $10,787,419; repurchase proceeds: $10,575,426 (cost $10,575,000)+++	$10,575,000

	Total Short-Term Investments (cost $10,575,000)	10,575,000

	Total Investments (cost $143,175,262) 99.5%	130,722,889
	Other Assets less Liabilities 0.5%	642,922

	NET ASSETS 100.0%	$131,365,811

	*Non-income producing.

	***Security was fair valued under procedures adopted by the Board of Directors (see Note 2).

	+Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 6).

	+++All or a portion of this security has been designated as collateral for purchase commitments (see Note 7).

	ADR American Depositary Receipt.

	See Notes to Schedules of Investments.

At June 30, 2008, Wasatch Global Science & Technology Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Belgium	1.1
Brazil	4.2
Canada	1.2
Cayman Islands	3.7
China	0.4
Finland	1.2
Germany	1.2
Hong Kong	0.9
India	4.6
Ireland	1.2
Korea	1.0
Mexico	2.2
Norway	1.0
Singapore	2.9
Sweden	0.9
United States	72.3

Total	100.0%

WASATCH HERITAGE GROWTH FUND (WAHGX) – Schedule of Investments

June 30, 2008 (Unaudited)

Shares		Value
	COMMON STOCKS 96.0%

	Aerospace & Defense 2.7%
15,730	L-3 Communications Holdings, Inc.	$1,429,385
51,075	TransDigm Group, Inc.*	1,715,609

		3,144,994

	Air Freight & Logistics 1.4%
30,035	C.H. Robinson Worldwide, Inc.	1,647,120

	Apparel Retail 0.8%
92,545	Esprit Holdings Ltd. (Hong Kong)	961,371

	Asset Management & Custody Banks 5.8%
91,310	SEI Investments Co.	2,147,611
43,870	T. Rowe Price Group, Inc.	2,477,339
61,805	Waddell & Reed Financial, Inc., Class A	2,163,793

		6,788,743

	Automotive Retail 0.8%
43,925	O’Reilly Automotive, Inc.*	981,724

	Communications Equipment 3.1%
119,270	Cisco Systems, Inc.*	2,774,220
31,130	F5 Networks, Inc.*	884,715

		3,658,935

	Computer Hardware 1.5%
81,130	Dell, Inc.*	1,775,124

	Construction & Farm Machinery & Heavy Trucks 1.2%
69,730	Oshkosh Corp.	1,442,714

	Consumer Finance 0.8%
23,921	Capital One Financial Corp.	909,237

	Data Processing & Outsourced Services 5.6%
40,785	Alliance Data Systems Corp.*	2,306,392
39,355	Fidelity National Information Services, Inc.	1,452,593
142,835	Redecard S.A. (Brazil)	2,774,338

		6,533,323

	Diversified Commercial & Professional Services 2.8%
75,930	Copart, Inc.*	3,251,323

	Diversified Metals & Mining 2.6%
6,160	Rio Tinto plc ADR (United Kingdom)	3,049,200

	Diversified REITs 0.7%
77,115	CapitalSource, Inc.	854,434

	Drug Retail 2.3%
67,705	CVS Caremark Corp.	2,679,087

	Education Services 1.2%
32,595	Apollo Group, Inc., Class A*	1,442,655

	Electronic Equipment Manufacturers 3.3%
86,200	Amphenol Corp., Class A	3,868,656

	Health Care Equipment 3.7%
105,730	St. Jude Medical, Inc.*	4,322,242

	Health Care Services 3.8%
46,070	DaVita, Inc.*	2,447,699
32,650	Express Scripts, Inc.*	2,047,808

		4,495,507

	Homebuilding 1.4%
3,314	NVR, Inc.*	1,657,265

	Industrial Conglomerates 1.8%
76,735	General Electric Co.	2,048,057

	IT Consulting & Other Services 6.6%
77,300	Cognizant Technology Solutions Corp., Class A*	2,513,023
131,170	Infosys Technologies Ltd. (India)	5,262,044

		7,775,067

	Life Sciences Tools & Services 2.1%
28,420	Covance, Inc.*	2,444,688

	Mortgage REITs 1.4%
102,579	Annaly Capital Management, Inc.	1,591,000

	Oil & Gas Equipment & Services 2.7%
40,080	Cameron International Corp.*	2,218,428
22,070	Helix Energy Solutions Group, Inc.*	918,995

		3,137,423

	Oil & Gas Exploration & Production 8.2%
27,335	Chesapeake Energy Corp.	1,803,017
54,975	Petrohawk Energy Corp.*	2,545,892
33,495	Plains Exploration & Production Co.*	2,444,130
40,518	XTO Energy, Inc.	2,775,888

		9,568,927

	Pharmaceuticals 1.1%
28,565	Teva Pharmaceutical Industries Ltd. ADR (Israel)	1,308,277

	Real Estate Management & Development 0.7%
13,695	Jones Lang LaSalle, Inc.	824,302

WASATCH HERITAGE GROWTH FUND (WAHGX) – Schedule of Investments (continued)

June 30, 2008 (Unaudited)

Shares		Value
	Semiconductor Equipment 0.8%
22,245	KLA-Tencor Corp.	$905,594

	Semiconductors 7.6%
88,850	Linear Technology Corp.	2,893,845
104,540	Maxim Integrated Products, Inc.	2,211,021
45,995	Microchip Technology, Inc.	1,404,687
218,934	Taiwan Semiconductor Manufacturing Co. Ltd. ADR* (Taiwan)	2,388,570

		8,898,123

	Specialized Finance 2.3%
9,720	IntercontinentalExchange, Inc.*	1,108,080
151,720	KKR Financial Holdings, LLC	1,593,060

		2,701,140

	Specialty Stores 1.2%
58,180	Staples, Inc.	1,381,775

	Systems Software 2.8%
91,640	BMC Software, Inc.*	3,299,040

	Thrifts & Mortgage Finance 3.4%
21,035	Housing Development Finance Corp. Ltd. (India)	945,536
171,045	New York Community Bancorp, Inc.	3,051,443

		3,996,979

	Trading Companies & Distributors 2.2%
38,620	Fastenal Co.	1,666,839
19,780	MSC Industrial Direct Co., Inc., Class A	872,496

		2,539,335

	Trucking 1.2%
41,685	J.B. Hunt Transport Services, Inc.	1,387,277

	Wireless Telecommunication Services 4.4%
222,760	America Movil S.A.B. de C.V., Series L (Mexico)	588,695
96,270	NII Holdings, Inc.*	4,571,862

		5,160,557

	Total Common Stocks (cost $105,598,887)	112,431,215

Principal Amount		Value
	SHORT-TERM INVESTMENTS 4.1%

	Repurchase Agreement 4.1%
$4,824,000	Repurchase Agreement dated 6/30/08, 1.45% due 7/1/08 with Fixed Income Clearing Corporation collateralized by $3,850,000 of United States Treasury Bonds 6.625% due 2/15/27; value: $4,923,188; repurchase proceeds: $4,824,194 (cost $4,824,000)	$4,824,000

	Total Short-Term Investments (cost $4,824,000)	4,824,000

	Total Investments (cost $110,422,887) 100.1%	117,255,215
	Liabilities less Other Assets (0.1)%	(149,412)

	NET ASSETS 100.0%	$117,105,803

	*Non-income producing.

	ADR American Depositary Receipt.

	REIT Real Estate Investment Trust.

	See Notes to Schedules of Investments.

At June 30, 2008, Wasatch Heritage Growth Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Brazil	2.5
Hong Kong	0.9
India	5.5
Israel	1.2
Mexico	0.5
Taiwan	2.1
United Kingdom	2.7
United States	84.6

Total	100.0%

WASATCH HERITAGE VALUE FUND (WAHVX) – Schedule of Investments

June 30, 2008 (Unaudited)

Shares		Value
	COMMON STOCKS 75.6%

	Aerospace & Defense 2.6%
2,200	Honeywell Int’l, Inc.	$110,616

	Communications Equipment 3.2%
8,000	Comverse Technology, Inc.*	135,600

	Construction & Engineering 2.1%
2,225	Chicago Bridge & Iron Co. N.V.+++ (Netherlands)	88,599

	Construction & Farm Machinery & Heavy Trucks 1.9%
1,100	Deere & Co.	79,343

	Data Processing & Outsourced Services 5.4%
2,600	Fidelity National Information Services, Inc.	95,966
1,600	Visa, Inc., Class A* +++	130,096

		226,062

	Electrical Components & Equipment 2.4%
2,700	Thomas & Betts Corp.*	102,195

	Electric Utilities 3.4%
7,255	EDP - Energias do Brasil S.A. (Brazil)	145,055

	Environmental & Facilities Services 2.7%
3,000	Waste Management, Inc.	113,130

	Health Care Technology 2.0%
3,650	IMS Health, Inc.+++	85,045

	Hypermarkets & Super Centers 3.2%
1,900	Costco Wholesale Corp.+++	133,266

	Investment Banking & Brokerage 2.7%
53,000	Dubai Islamic Bank (United Arab Emirates)	115,724

	IT Consulting & Other Services 2.9%
3,700	Cognizant Technology Solutions Corp., Class A*	120,287

	Mortgage REITs 2.8%
7,495	Annaly Capital Management, Inc.	116,247

	Oil & Gas Equipment & Services 5.9%
1,500	Baker Hughes, Inc.	131,858
2,765	Helix Energy Solutions Group, Inc.*	115,135

		246,993

	Oil & Gas Refining & Marketing 2.0%
2,000	Valero Energy Corp.	82,360

	Oil & Gas Storage & Transportation 3.6%
5,200	Spectra Energy Corp.	149,448

	Packaged Foods & Meats 5.6%
5,740	Dean Foods Co.	112,619
4,300	Unilever plc ADR (United Kingdom)	122,163

		234,782

	Pharmaceuticals 1.5%
6,675	Biovail Corp. (Canada)	64,414

	Property & Casualty Insurance 2.0%
7,000	Old Republic International Corp.	82,880

	Real Estate Management & Development 3.0%
42,515	Emaar Properties PJSC (United Arab Emirates)	125,587

	Specialized Finance 3.1%
12,430	KKR Financial Holdings, LLC	130,515

	Specialty Chemicals 3.2%
3,400	Albemarle Corp.+++	135,694

	Systems Software 3.2%
4,950	Microsoft Corp.	136,174

	Water Utilities 3.4%
5,600	Companhia de Saneamento Basico do Estado de Sao Paulo (Brazil)	143,905

	Wireless Telecommunication Services 1.8%
1,200	Orasocm Telecom Holding S.A.E. GDR (Egypt)	76,800

	Total Common Stocks (cost $3,386,789)	3,180,721

WASATCH HERITAGE VALUE FUND (WAHVX) – Schedule of Investments (continued)

June 30, 2008 (Unaudited)

Principal Amount		Value
	SHORT-TERM INVESTMENTS 29.4%

	Repurchase Agreement 29.4%
$1,239,000	Repurchase Agreement dated 6/30/08, 1.45% due 7/1/08 with Fixed Income Clearing Corporation collateralized by $990,000 of United States Treasury Bonds 6.625% due 2/15/27; value: $1,265,963; repurchase proceeds: $1,239,050+++ (cost $1,239,000)	$1,239,000

	Total Short-Term Investments (cost $1,239,000)	1,239,000

	Total Investments (cost $4,625,789) 105.0%	4,419,721
	Liabilities less Other Assets (5.0)%	(212,213)

	NET ASSETS 100.0%	$4,207,508

Number of Contracts		Value
	CALL OPTIONS WRITTEN

34	Albemarle Corp. expiring 8/16/08 exercise price $40	$7,820
15	Baker Hughes, Inc. expiring 8/16/08 exercise price $90	5,805
22	Chicago Bridge & Iron Co. N.V. expiring 7/19/08 exercise price $40	3,190
19	Costco Wholesale Corp. expiring 7/19/08 exercise price $70	3,876
36	IMS Health, Inc. expiring 7/19/08 exercise price $22.50	4,680
16	Visa, Inc. Class A expiring 7/19/08 exercise price $80	6,080

		31,451

	Total Call Options Written (premium $39,985)	31,451

*Non-income producing.

+++All or a portion of this security has been designated as collateral for written options.

ADR American Depositary Receipt.

GDR Global Depositary Receipt.

REIT Real Estate Investment Trust.

See Notes to Schedules of Investments.

At June 30, 2008, Wasatch Heritage Value Fund’s investments, excluding short-term investments, and written options were in the following countries:

COUNTRY	%
Brazil	9.1
Canada	2.0
Egypt	2.4
Netherlands	2.8
United Arab Emirates	7.6
United Kingdom	3.8
United States	72.3

Total	100.0%

WASATCH INTERNATIONAL GROWTH FUND (WAIGX) – Schedule of Investments

June 30, 2008 (Unaudited)

Shares		Value
	COMMON STOCKS 96.0%

	Agricultural Products 4.2%
3,585,481	Chaoda Modern Agriculture (China)	$4,524,760
3,323,870	China Green Holdings Ltd. (China)	3,947,371
1,262,975	Wilmar International Ltd. (Singapore)	4,697,110

		13,169,241

	Alternative Carriers 0.9%
118,400	Global Village Telecom Holding S.A.* (Brazil)	2,894,140

	Apparel, Accessories & Luxury Goods 4.2%
3,340,254	Anta Sports Products Ltd. (China)	2,617,421
2,227,150	Ports Design Ltd. (Hong Kong)	6,369,529
483,750	Ted Baker plc (United Kingdom)	3,981,291

		12,968,241

	Apparel Retail 1.4%
251,500	KappAhl Holding AB* (Sweden)	1,717,722
90,919	Point, Inc. (Japan)	2,607,611

		4,325,333

	Application Software 0.7%
80,885	Nemetschek AG (Germany)	2,134,660

	Asset Management & Custody Banks 0.9%
60,500	Bank Sarasin & Cie AG, Class B (Switzerland)	2,729,882

	Biotechnology 0.4%
1,081,292	Ark Therapeutics Group plc* (United Kingdom)	1,179,723

	Brewers 1.1%
118,665	Efes Breweries International N.V. GDR* (Netherlands)	3,499,431

	Communications Equipment 1.1%
202,835	Tandberg ASA (Norway)	3,330,165

	Construction & Engineering 4.2%
4,971,267	Ausgroup Ltd. (Singapore)	2,575,975
2,972,000	Midas Holdings Ltd. (China)	1,944,126
132,660	Outotec Oyj (Finland)	8,461,091

		12,981,192

	Construction & Farm Machinery & Heavy Trucks 3.7%
130,449	Demag Cranes AG (Germany)	6,225,667
91,068	Palfinger AG (Austria)	3,027,570
99,825	Takeuchi Manufacturing Co. Ltd. (Japan)	2,453,362

		11,706,599

	Consumer Finance 1.1%
935,620	Banco Compartamos S.A. de C.V. (Mexico)	3,502,462

	Diversified Banks 3.7%
102,671	Axis Bank Ltd. (India)	1,440,496
512,461	Bank of N.T. Butterfield & Son Ltd. (Bermuda)	7,584,423
112,222	HDFC Bank Ltd. (India)	2,610,906

		11,635,825

	Diversified Commercial & Professional Service 4.1%
152,370	Campbell Brothers Ltd. (Australia)	3,988,113
386	Nihon M&A Center, Inc. (Japan)	1,791,707
178,965	Transfield Services Ltd. (Australia)	1,273,143
448,425	Wirecard AG* (Germany)	5,758,287

		12,811,250

	Diversified Metals & Mining 1.8%
465,168	Independence Group N.L. (Australia)	2,274,497
69,325	Major Drilling Group International, Inc.* (Canada)	3,403,623

		5,678,120

	Education Services 0.6%
94,585	Kroton Educational S.A.* ** (Brazil)	1,926,084

	Electrical Components & Equipment 3.5%
79,805	SGL Carbon AG* (Germany)	5,606,779
59,530	Solarworld AG (Germany)	2,839,188
6,267,270	Wasion Meters Group Ltd. (Hong Kong)	2,411,308

		10,857,275

	Electronic Equipment Manufacturers 3.2%
1,538,000	Chroma ATE, Inc. (Taiwan)	3,217,573
306,329	Rotork plc (United Kingdom)	6,696,497

		9,914,070

	Environmental & Facilities Services 2.4%
191,122	AEON DELIGHT Co. Ltd. (Japan)	3,912,776
116,000	Asahi Pretec Corp. (Japan)	3,622,435

		7,535,211

	Food Retail 1.6%
134,700	BIM Birlesik Magazalar AS (Turkey)	5,153,423

	Footwear 1.3%
12,531,675	China Hongxing Sports Ltd. (China)	4,144,834

	Forest Products 0.8%
368,000	Satipel Industrial S.A. (Brazil)	2,537,136

WASATCH INTERNATIONAL GROWTH FUND (WAIGX) – Schedule of Investments (continued)

June 30, 2008 (Unaudited)

Shares		Value
	Health Care Equipment 3.2%
188,403	DiaSorin S.p.A* (Italy)	$4,007,444
213,605	Elekta AB, Class B (Sweden)	4,117,584
17,710	Nakanishi, Inc. (Japan)	1,911,433

		10,036,461

	Health Care Supplies 2.3%
215,535	Abcam plc (United Kingdom)	1,932,784
48,143	Omega Pharma S.A. (Belgium)	2,035,924
2,190,000	Shandong Weigao Group Medical Polymer Co. Ltd., Class H (China)	3,168,153

		7,136,861

	Health Care Technology 1.0%
659,370	RaySearch Laboratories AB (Sweden)	2,574,958
145	So-net M3, Inc. (Japan)	558,139

		3,133,097

	Homebuilding 1.9%
272,040	Even Construtora e Incorporadora S.A. (Brazil)	1,577,167
571,954	SARE Holding S.A.B. de C.V., Class B* (Mexico)	749,381
1,086,465	Urbi Desarrollos Urbanos S.A. de C.V.* (Mexico)	3,756,314

		6,082,862

	Household Appliances 1.3%
133,040	Fourlis Holdings S.A. (Greece)	3,898,891

	Human Resource & Employment Services 0.9%
576,675	Michael Page International plc (United Kingdom)	2,686,183

	Industrial Machinery 5.7%
63,125	Andritz AG (Austria)	3,983,362
22,878	Burckhardt Compression Holding AG (Switzerland)	6,964,384
86,975	Frigoglass S.A. (Greece)	2,115,863
86,310	Konecranes Oyj (Finland)	3,576,537
55,880	Yushin Precision Equipment Co. Ltd. (Japan)	1,315,351

		17,955,497

	Internet Retail 0.1%
122	START TODAY Co. Ltd. (Japan)	359,111

	Investment Banking & Brokerage 0.8%
73,813	KIWOOM Securities Co. Ltd. (Korea)	2,646,133

	Life Sciences Tools & Services 5.0%
378	EPS Co., Ltd. (Japan)	1,651,153
39,258	Eurofins Scientific (France)	3,309,237
50,400	Icon plc ADR* (Ireland)	3,806,208
51,855	MorphoSys AG* (Germany)	3,429,880
174,835	QIAGEN N.V.* (Netherlands)	3,519,429

		15,715,907

	Oil & Gas Equipment & Services 8.2%
4,213,347	Anhui Tianda Oil Pipe Co. Ltd., Class H (China)	940,220
198,355	Pason Systems, Inc. (Canada)	3,213,725
54,885	Schoeller-Bleckmann Oilfield Equipment AG (Austria)	5,919,336
1,741,000	Swiber Holdings Ltd.* (Singapore)	3,160,685
374,320	TGS-NOPEC Geophysical Co. ASA* (Norway)	5,210,900
116,335	Trican Well Service Ltd. (Canada)	2,895,809
113,965	WorleyParsons Ltd. (Australia)	4,136,732

		25,477,407

	Oil & Gas Exploration & Production 4.7%
368,722	JKX Oil and Gas plc (United Kingdom)	3,853,873
189,870	Oilexco, Inc.* (Canada)	3,628,113
105,495	Premier Oil plc* (United Kingdom)	3,464,511
96,790	Soco International plc* (United Kingdom)	3,828,635

		14,775,132

	Precious Metals & Minerals 1.0%
109,815	Harry Winston Diamond Corp. (Canada)	3,145,428

	Real Estate Management & Development 0.5%
350,219	DTZ Holdings plc (United Kingdom)	1,390,564

	Regional Banks 2.4%
133,440	Canadian Western Bank (Canada)	3,242,969
1,865	Seven Bank, Ltd. (Japan)	4,134,865

		7,377,834

	Semiconductors 0.7%
143,746	Melexis N.V. (Belgium)	2,276,186

	Specialized Finance 4.8%
150,780	Hellenic Exchanges S.A. (Greece)	1,900,551
150,220	IMAREX ASA* (Norway)	3,839,791
357,063	JSE Ltd. (South Africa)	2,494,384
1,635	Osaka Securities Exchange Co. Ltd. (Japan)	6,895,089

		15,129,815

	Steel 0.6%
272,285	Maharashtra Seamless Ltd. (India)	1,832,109

WASATCH INTERNATIONAL GROWTH FUND (WAIGX) – Schedule of Investments (continued)

June 30, 2008 (Unaudited)

Shares		Value
	Systems Software 1.3%
7,107	Simplex Technology, Inc. (Japan)	$3,627,423

	Thrifts & Mortgage Finance 1.7%
134,970	Home Capital Group, Inc. (Canada)	5,234,991

	Trucking 1.0%
291,025	Localiza Rent A Car S.A. (Brazil)	3,228,544

	Total Common Stocks (cost $266,772,626)	299,760,733

	PREFERRED STOCKS 2.4%

	Railroads 1.2%
281,455	All America Latina Logistica S.A. Pfd.** (Brazil)	3,639,246

	Regional Banks 1.2%
521,575	Banco Daycoval S.A. Pfd. (Brazil)	3,841,119
	Total Preferred Stocks (cost $5,644,641)	7,480,365

	WARRANTS 0.0%

	Gold 0.0%
2,678,000	Redcorp Ventures Ltd. expiring 7/10/09* *** + (Canada)	—

	Total Warrants (cost $0)	—

Principal Amount		Value
	SHORT-TERM INVESTMENTS 1.7%

	Repurchase Agreement 1.7%
$5,400,000	Repurchase Agreement dated 6/30/08, 1.45% due 7/1/08 with Fixed Income Clearing Corporation collateralized by $4,310,000 of United States Treasury Bonds 6.625% due 2/15/27; value: $5,511,413; repurchase proceeds: $5,400,218 (cost $5,400,000)	$5,400,000

	Total Short-Term Investments (cost $5,400,000)	5,400,000

	Total Investments (cost $277,817,267) 100.1%	312,641,098
	Liabilities less Other Assets (0.1)%	(212,288)

	NET ASSETS 100.0%	$312,428,810

	*Non-income producing.

**Common units.

***Security was fair valued under procedures adopted by the Board of Directors (see Note 2).

+Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 6).

ADR American Depositary Receipt.

GDR Global Depositary Receipt.

See Notes to Schedules of Investments.

WASATCH INTERNATIONAL GROWTH FUND (WAIGX) – Schedule of Investments (continued)

June 30, 2008 (Unaudited)

At June 30, 2008, Wasatch International Growth Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Australia	3.8
Austria	4.2
Belgium	1.4
Bermuda	2.5
Brazil	6.4
Canada	8.1
China	6.9
Finland	3.9
France	1.1
Germany	8.5
Greece	2.6
Hong Kong	2.9
India	1.9
Ireland	1.2
Italy	1.3
Japan	11.3
Korea	0.9
Mexico	2.6
Netherlands	2.3
Norway	4.0
Singapore	3.4
South Africa	0.8
Sweden	2.7
Switzerland	3.2
Taiwan	1.0
Turkey	1.7
United Kingdom	9.4

Total	100.0%

WASATCH INTERNATIONAL OPPORTUNITIES FUND (WAIOX) – Schedule of Investments

June 30, 2008 (Unaudited)

Shares		Value
	COMMON STOCKS 88.8%

	Agricultural Products 1.0%
409,000	China Green Holdings Ltd. (China)	$485,721

	Air Freight & Logistics 2.6%
456,500	Aramex PJSC* (United Arab Emirates)	320,652
879,183	Goodpack Ltd. (Singapore)	995,143

		1,315,795

	Alternative Carriers 0.5%
11,175	Tulip IT Services Ltd. (India)	267,525

	Apparel, Accessories & Luxury Goods 3.2%
1,885,000	EganaGoldpfeil Holdings Ltd.* *** (Hong Kong)	2,417
130,850	Mulberry Group plc (United Kingdom)	387,868
235,248	Ports Design Ltd. (Hong Kong)	672,797
67,765	Ted Baker plc (United Kingdom)	557,710

		1,620,792

	Apparel Retail 0.7%
48,250	KappAhl Holding AB* (Sweden)	329,543

	Application Software 4.0%
716,334	Guestlogix, Inc.* (Canada)	703,391
4,946,000	Kingdee International Software Group Co. Ltd. (Cayman Islands)	1,014,909
10,315	Nemetschek AG (Germany)	272,226

		1,990,526

	Asset Management & Custody Banks 0.5%
29,575	Treasury Group Ltd. (Australia)	261,150

	Auto Parts & Equipment 0.8%
610,000	Azure Dynamics Corp.* (Canada)	125,785
42,540	Martinrea International, Inc.* (Canada)	253,970

		379,755

	Biotechnology 0.6%
1,523,000	Sino Biopharmaceutical Ltd. (China)	308,610

	Communications Equipment 0.6%
2,077,000	Sinotel Technologies Ltd.* (China)	312,951

	Computer Storage & Peripherals 0.9%
322,933	Unisteel Technology Ltd. (Singapore)	448,600

	Construction & Engineering 3.6%
817,000	Ausgroup Ltd. (Singapore)	423,347
13,800	Churchill Corp., Class A* (Canada)	264,780
97,300	Lycopodium Ltd. (Australia)	443,110
476,960	Midas Holdings Ltd. (China)	312,002
287,965	Swick Mining Services Ltd.* (Australia)	358,912

		1,802,151

	Construction & Farm Machinery & Heavy Trucks 3.5%
447,000	ASL Marine Holdings Ltd. (Singapore)	410,680
1,696,000	China Farm Equipment Ltd. (China)	542,251
16,700	Demag Cranes AG (Germany)	797,006

		1,749,937

	Consumer Finance 0.4%
54,145	Banco Compartamos S.A. de C.V. (Mexico)	202,690

	Diversified Commercial & Professional Service 3.9%
23,305	D+S europe AG* (Germany)	478,086
20,123	LPS Brasil - Consultoria de Imoveis S.A. (Brazil)	409,901
270,155	Management Consulting Group plc (United Kingdom)	156,122
85	Nihon M&A Center, Inc. (Japan)	394,547
39,700	Wirecard AG* (Germany)	510,478

		1,949,134

	Diversified Metals & Mining 2.0%
85,265	Independence Group N.L. (Australia)	416,914
234,500	International Ferro Metals, Ltd.* (Australia)	570,106

		987,020

	Diversified REITs 0.7%
182,205	Star Asia Finance Ltd.* *** +(Guernsey)	346,189

	Drug Retail 0.5%
12,760	CREATE S D Co. Ltd. (Japan)	237,155

	Education Services 3.3%
27,785	Kroton Educational S.A.* ** (Brazil)	565,800
1,215	MegaStudy Co. Ltd. (Korea)	384,693
812,150	Oriental Century Ltd. (Singapore)	244,740
561,530	Raffles Education Corp. Ltd. (Singapore)	466,377

		1,661,610

	Electrical Components & Equipment 1.2%
1,506,270	Wasion Meters Group Ltd. (Hong Kong)	579,531

	Electronic Equipment Manufacturers 0.1%
618,710	QRSciences Holdings Ltd.* (Australia)	53,387

	Food Retail 0.9%
1,496,397	BreadTalk Group Ltd. (Singapore)	434,440

	Footwear 4.6%
5,957,080	China Hongxing Sports Ltd. (China)	1,970,296
1,066,000	China Sports International Ltd. (China)	309,485

		2,279,781

	Forest Products 0.5%
39,000	Satipel Industrial S.A. (Brazil)	268,881

WASATCH INTERNATIONAL OPPORTUNITIES FUND (WAIOX) – Schedule of Investments (continued)

June 30, 2008 (Unaudited)

Shares		Value
	Gold 0.7%
41,935	Guyana Goldfields, Inc.* (Canada)	$177,886
855,000	Redcorp Ventures Ltd.* (Canada)	163,713

		341,599

	Health Care Equipment 2.5%
19,261	DiaSorin S.p.A* (Italy)	409,693
10,925	Infopia Co. Ltd. (Korea)	318,544
1,279,445	LMA International N.V.* (Singapore)	188,078
2,564,590	Mingyuan Medicare Development Co. Ltd. (China)	355,218

		1,271,533

	Health Care Technology 2.5%
101,760	Profdoc ASA* (Norway)	798,337
114,235	RaySearch Laboratories AB (Sweden)	446,108

		1,244,445

	Home Improvement Retail 0.5%
43,435	Swedol AB, Class B (Sweden)	241,079

	Homebuilding 1.3%
78,235	Even Construtora e Incorporadora S.A. (Brazil)	453,572
43,600	Trisul S.A. (Brazil)	206,318

		659,890

	Homefurnishing Retail 0.3%
10,170	Beter Bed Holding N.V. (Netherlands)	170,654

	Hotels, Resorts & Cruise Lines 0.4%
99,150	Club Cruise Entertainment & Travelling Services Europe N.V.* *** (Norway)	214,448

	Household Appliances 0.8%
13,640	Fourlis Holdings S.A. (Greece)	399,736

	Industrial Machinery 4.9%
244,262	Awea Mechantronic Co. Ltd. (Taiwan)	399,955
2,565	Burckhardt Compression Holding AG (Switzerland)	780,822
1,554,000	China Automation Group Ltd. (China)	468,351
11,035	JVM Co., Ltd. (Korea)	410,892
10,595	Muehlbauer Holding AG & Co. KGaA (Germany)	413,831

		2,473,851

	Internet Retail 0.1%
23	START TODAY Co. Ltd. (Japan)	67,701

	Internet Software & Services 0.5%
165	MACROMILL, Inc. (Japan)	241,285

	Investment Banking & Brokerage 1.2%
123,005	ABG Sundal Collier ASA (Norway)	183,812
11,061	KIWOOM Securities Co. Ltd. (Korea)	396,527

		580,339

	Leisure Products 0.5%
19,175	KABE Husvagnar AB, Class B (Sweden)	229,425

	Life Sciences Tools & Services 1.4%
630	CMIC Co. Ltd.* (Japan)	211,892
7,105	MorphoSys AG* (Germany)	469,951

		681,843

	Managed Health Care 0.7%
14,000	OdontoPrev S.A. (Brazil)	359,762

	Marine 0.8%
31,195	Euroseas Ltd.	404,599

	Office REITs 0.7%
701,235	Axis Real Estate Investment Trust (Malaysia)	360,543

	Oil & Gas Drilling 2.2%
106,150	Ithaca Energy, Inc.* (Canada)	303,315
26,605	Phoenix Technology Income Fund** (Canada)	469,193
18,940	Stoneham Drilling Trust** (Canada)	342,200

		1,114,708

	Oil & Gas Equipment & Services 8.2%
145,010	Aeroquest International Ltd.* (Canada)	291,900
1,682,715	Anhui Tianda Oil Pipe Co. Ltd., Class H (China)	375,502
448,825	Bayou Bend Petroleum Ltd.* (Canada)	233,579
61,965	Deep Sea Supply plc (Norway)	229,056
421,600	Ezra Holdings Ltd. (Singapore)	821,168
41,875	Pason Systems, Inc. (Canada)	678,454
38,305	Petrowest Energy Services Trust** (Canada)	90,271
653,804	Swiber Holdings Ltd.* (Singapore)	1,186,943
31,450	Wavefield Inseis ASA* (Norway)	222,618

		4,129,491

	Oil & Gas Exploration & Production 1.7%
62,090	Bow Valley Energy Ltd.* (Canada)	379,222
44,125	JKX Oil and Gas plc (United Kingdom)	461,193

		840,415

	Packaged Foods & Meats 0.9%
35,975	Zhongpin, Inc.*	449,687

	Precious Metals & Minerals 0.5%
65,400	Andina Minerals, Inc.* (Canada)	244,030

	Real Estate Management & Development 1.1%
45	Century 21 Real Estate of Japan Ltd. (Japan)	144,771
255	Funai Zaisan Consultants Co. Ltd. (Japan)	341,620
7,800	Vivacon AG (Germany)	74,353

		560,744

WASATCH INTERNATIONAL OPPORTUNITIES FUND (WAIOX) – Schedule of Investments (continued)

June 30, 2008 (Unaudited)

Shares		Value
	Restaurants 0.8%
272,950	FU JI Food & Catering Services Holdings Ltd. (China)	$423,566

	Semiconductors 2.2%
30,300	ELMOS Semiconductor AG* (Germany)	281,670
24,600	Melexis N.V. (Belgium)	389,536
65,820	O2Micro International Ltd. ADR* (Cayman Islands)	437,703

		1,108,909

	Specialized Finance 6.7%
28,095	Arques Industries AG* (Germany)	256,746
46,380	IMAREX ASA* (Norway)	1,185,525
73,074	JSE Ltd. (South Africa)	510,483
155	Money Partners Co. Ltd. (Japan)	149,158
105	Osaka Securities Exchange Co. Ltd. (Japan)	442,804
32,625	Oslo Bors VPS Holding ASA (Norway)	814,687

		3,359,403

	Specialty Chemicals 0.4%
78,765	Allen-Vanguard Corp.* (Canada)	197,222

	Specialty Stores 1.1%
32,005	easyhome Ltd. (Canada)	528,284

	Systems Software 1.0%
949	Simplex Technology, Inc. (Japan)	484,371

	Textiles 0.4%
418,000	FibreChem Technologies Ltd. (China)	205,843

	Thrifts & Mortgage Finance 1.2%
15,985	Home Capital Group, Inc. (Canada)	619,999

	Total Common Stocks (cost $44,527,078)	44,482,278

	WARRANTS 0.0%

	Gold 0.0%
427,500	Redcorp Ventures Ltd. expiring 7/10/09* *** + (Canada)	—

	Hotels, Resorts & Cruise Lines 0.0%
124,456	Club Cruise Entertainment & Travelling Services Europe N.V. expiring 4/25/12* *** + (Norway)	—

	Total Warrants (cost $280,622)	—

Principal Amount		Value
	SHORT-TERM INVESTMENTS 12.2%

	Repurchase Agreement 12.2%
$6,124,000	Repurchase Agreement dated 6/30/08, 1.45% due 7/1/08 with Fixed Income Clearing Corporation collateralized by $5,995,000 of United States Treasury Notes 4.00% due 2/15/15; value: $6,249,788; repurchase proceeds: $6,124,247 (cost $6,124,000)	$6,124,000

	Total Short-Term Investments (cost $6,124,000)	6,124,000

	Total Investments (cost $50,931,700) 101.0%	50,606,278
	Liabilities less Other Assets (1.0)%	(527,514)

	NET ASSETS 100.0%	$50,078,764

*Non-income producing.

**Common units.

***Security was fair valued under procedures adopted by the Board of Directors (see Note 2).

+Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 6).

ADR American Depositary Receipt.

REIT Real Estate Investment Trust.

See Notes to Schedules of Investments.

WASATCH INTERNATIONAL OPPORTUNITIES FUND (WAIOX) – Schedule of Investments (continued)

June 30, 2008 (Unaudited)

At June 30, 2008, Wasatch International Opportunities Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Australia	4.7
Belgium	0.9
Brazil	5.1
Canada	13.6
Cayman Islands	3.3
China	13.7
Germany	8.0
Greece	0.9
Guernsey	0.8
Hong Kong	2.8
India	0.6
Italy	0.9
Japan	6.1
Korea	3.4
Malaysia	0.8
Mexico	0.5
Netherlands	0.4
Norway	8.2
Singapore	12.6
South Africa	1.1
Sweden	2.8
Switzerland	1.8
Taiwan	0.9
United Arab Emirates	0.7
United Kingdom	3.5
United States	1.9

Total	100.0%

WASATCH MICRO CAP FUND (WMICX) – Schedule of Investments

June 30, 2008 (Unaudited)

Shares		Value
	COMMON STOCKS 94.0%

	Air Freight & Logistics 1.5%
5,556,415	Goodpack Ltd. (Singapore)	$6,289,279

	Apparel, Accessories & Luxury Goods 1.4%
9,443,536	EganaGoldpfeil Holdings Ltd.* *** (Hong Kong)	12,111
228,400	Swank, Inc.*	845,080
218,592	Volcom, Inc.*	5,230,907

		6,088,098

	Apparel Retail 1.0%
158,000	Jos. A. Bank Clothiers, Inc.*	4,226,500

	Application Software 0.6%
198,365	Interactive Intelligence, Inc.*	2,308,969

	Asset Management & Custody Banks 3.2%
64,772	Diamond Hill Investment Group, Inc.*	5,408,462
856,973	Treasury Group Ltd. (Australia)	7,567,145
10,535	Westwood Holdings Group, Inc.	419,293

		13,394,900

	Auto Parts & Equipment 0.8%
4,290,000	Azure Dynamics Corp.* (Canada)	884,623
415,880	Martinrea International, Inc.* (Canada)	2,482,866

		3,367,489

	Biotechnology 0.4%
327,555	Luna Innovations, Inc.*	1,513,304

	Broadcasting & Cable TV 0.5%
270,681	Outdoor Channel Holdings, Inc.*	1,889,353

	Building Products 0.7%
23,970	Ameron International Corp.	2,875,921

	Computer Storage & Peripherals 0.5%
197,685	Intevac, Inc.*	2,229,887

	Consumer Finance 3.7%
346,486	Dollar Financial Corp.*	5,235,403
245,680	First Cash Financial Services, Inc.*	3,682,743
448,445	United PanAm Financial Corp.*	1,009,001
171,180	World Acceptance Corp.*	5,763,631

		15,690,778

	Diversified Commercial & Professional Services 0.7%
86,465	CRA International, Inc.*	3,125,710

	Education Services 1.9%
222,430	Kroton Educational S.A.* ** (Brazil)	4,529,458
4,444,890	Raffles Education Corp. Ltd. (Singapore)	3,691,688

		8,221,146

	Electronic Equipment Manufacturers 1.1%
144,345	DTS, Inc.*	4,520,885

	Electronic Manufacturing Services 2.4%
162,185	Excel Technology, Inc.*	3,619,969
506,540	TTM Technologies, Inc.*	6,691,394

		10,311,363

	Environmental & Facilities Services 1.3%
189,165	American Ecology Corp.	5,586,042

	Footwear 1.3%
16,806,155	China Hongxing Sports Ltd. (China)	5,558,612

	Health Care Distributors 1.5%
195,026	MWI Veterinary Supply, Inc.*	6,457,311

	Health Care Equipment 6.6%
225,445	Abaxis, Inc.*	5,439,988
366,296	Cardica, Inc.*	3,098,864
23,643,070	LMA International N.V.* (Singapore)	3,475,516
85,360	NuVasive, Inc.*	3,812,178
608,242	VNUS Medical Technologies, Inc.*	12,170,922

		27,997,468

	Health Care Facilities 1.5%
139,343	AmSurg Corp.*	3,393,002
729,250	NovaMed, Inc.*	2,749,272

		6,142,274

	Health Care Services 6.9%
140,426	Bio-Reference Laboratories, Inc.*	3,132,904
220,803	CorVel Corp.*	7,478,598
153,365	Healthways, Inc.*	4,539,604
241,020	LHC Group, Inc.*	5,603,715
401,645	Providence Service Corp. (The)*	8,478,726

		29,233,547

	Health Care Supplies 1.2%
136,580	Cynosure, Inc., Class A*	2,707,016
109,940	ICU Medical, Inc.*	2,515,427

		5,222,443

	Health Care Technology 0.4%
454,005	RaySearch Laboratories AB (Sweden)	1,772,971

	Human Resource & Employment Services 1.4%
298,380	Resources Connection, Inc.	6,072,033

	Industrial Machinery 0.6%
102,655	Kadant, Inc.*	2,320,003

WASATCH MICRO CAP FUND (WMICX) – Schedule of Investments (continued)

June 30, 2008 (Unaudited)

Shares		Value
	Internet Software & Services 2.4%
459,035	DealerTrack Holdings, Inc.*	$6,476,984
334,151	Liquidity Services, Inc.*	3,852,761

		10,329,745

	Investment Banking & Brokerage 1.2%
72,635	FCStone Group, Inc.*	2,028,695
81,685	KIWOOM Securities Co. Ltd. (Korea)	2,928,338

		4,957,033

	IT Consulting & Other Services 2.5%
235,425	NCI, Inc., Class A*	5,386,524
1,051,900	SM&A* ++	5,017,563

		10,404,087

	Life Sciences Tools & Services 2.8%
58,042	Icon plc ADR* (Ireland)	4,383,332
126,745	Kendle International, Inc.*	4,604,646
104,740	Life Sciences Research, Inc.*	2,957,857

		11,945,835

	Marine Ports & Services 1.6%
382,047	CAI International, Inc.*	6,647,618

	Mortgage REITs 1.8%
691,340	MFA Mortgage Investments, Inc.	4,507,537
358,315	NorthStar Realty Finance Corp.	2,981,181

		7,488,718

	Multi-Sector Holdings 0.6%
273,870	Resource America, Inc., Class A	2,552,468

	Oil & Gas Drilling 0.7%
1,090,430	Ithaca Energy, Inc.* (Canada)	3,115,820

	Oil & Gas Equipment & Services 3.8%
13,117,400	Advanced Holdings Ltd. (Singapore)	2,362,106
3,751,565	Bayou Bend Petroleum Ltd.* (Canada)	1,952,405
252,800	Pason Systems, Inc. (Canada)	4,095,837
4,168,830	Swiber Holdings Ltd.* (Singapore)	7,568,270

		15,978,618

	Oil & Gas Exploration & Production 2.2%
127,495	Approach Resources, Inc.*	3,415,591
79,380	GMX Resources, Inc.*	5,882,058

		9,297,649

	Oil & Gas Refining & Marketing 1.3%
253,635	Delek US Holdings, Inc.	2,335,978
148,130	World Fuel Services Corp.	3,249,972

		5,585,950

	Pharmaceuticals 0.9%
336,515	Obagi Medical Products, Inc.*	2,877,203
908,620	Osteologix, Inc.*	835,931

		3,713,134

	Real Estate Management & Development 0.6%
679,149	DTZ Holdings plc (United Kingdom)	2,696,598

	Regional Banks 1.6%
133,114	Commonwealth Bankshares, Inc.	1,679,899
96,851	First Bank of Delaware*	183,048
168,040	Nara Bancorp, Inc.	1,803,069
254,618	Tamalpais Bancorp++	2,864,453

		6,530,469

	Reinsurance 0.8%
382,245	CastlePoint Holdings Ltd. (Bermuda)	3,474,607

	Semiconductor Equipment 1.2%
565,045	inTEST Corp.* ++	1,118,789
230,835	MEMSIC, Inc.*	685,580
199,375	Tessera Technologies, Inc.*	3,263,769

		5,068,138

	Semiconductors 12.8%
204,645	Melexis N.V. (Belgium)	3,240,508
779,715	Micrel, Inc.	7,134,392
617,440	Microtune, Inc.*	2,136,343
129,876	Netlogic Microsystems, Inc.*	4,311,883
1,413,652	O2Micro International Ltd. ADR* (Cayman Islands)	9,400,786
332,404	Pericom Semiconductor Corp.*	4,932,875
697,405	PLX Technology, Inc.*	5,321,200
422,467	Power Integrations, Inc.*	13,354,182
315,603	PSi Technologies Holdings, Inc. ADR*	63,247
425,590	SiRF Technology Holdings, Inc.*	1,838,549
104,545	Supertex, Inc.*	2,440,080

		54,174,045

	Specialized Finance 0.8%
207,435	Arques Industries AG* (Germany)	1,895,640
154,000	Goldwater Bank, N.A.* *** +	1,578,500

		3,474,140

	Specialty Chemicals 0.6%
594,135	Neo Material Technologies, Inc.* (Canada)	2,566,962

	Specialty Stores 3.2%
482,640	Big 5 Sporting Goods Corp.	3,653,585
197,015	easyhome Ltd. (Canada)	3,251,986
305,612	Hibbett Sports, Inc.*	6,448,413

		13,353,984

WASATCH MICRO CAP FUND (WMICX) – Schedule of Investments (continued)

June 30, 2008 (Unaudited)

Shares		Value
	Systems Software 1.1%
497,836	Opnet Technologies, Inc.*	$4,480,524

	Technology Distributors 0.4%
367,759	Nu Horizons Electronics Corp.*	1,787,309

	Thrifts & Mortgage Finance 2.3%
152,525	Encore Bancshares, Inc.*	2,387,016
123,300	Home Capital Group, Inc. (Canada)	4,782,355
212,800	United Western Bancorp, Inc.	2,672,768

		9,842,139

	Trading Companies & Distributors 1.9%
365,650	Beacon Roofing Supply, Inc.*	3,879,546
393,437	Rush Enterprises, Inc., Class B*	4,272,726

		8,152,272

	Trucking 1.8%
159,585	Old Dominion Freight Line, Inc.*	4,790,742
186,565	Vitran Corp., Inc.* (Canada)	2,796,609

		7,587,351

	Total Common Stocks (cost $408,717,646)	397,621,499

	PREFERRED STOCKS 0.0%

	Pharmaceuticals 0.0%
414,022	Point Biomedical Corp., Series A Pfd.* *** +	107,646

	Total Preferred Stocks (cost $226,363)	107,646

	WARRANTS 0.1%

	Air Freight & Logistics 0.0%
888,830	Goodpack Ltd. expiring 7/16/09* (Singapore)	163,322

	Health Care Distributors 0.0%
25,946	Familymeds Group, Inc. expiring 11/30/09* *** +	—

	Health Care Equipment 0.1%
121,124	Cardica, Inc. expiring 6/7/12* *** +	340,358

	Total Warrants (cost $19,380)	503,680

Principal Amount		Value
	SHORT-TERM INVESTMENTS 4.6%

	Repurchase Agreement 4.6%
$19,296,000	Repurchase Agreement dated 6/30/08, 1.45% due 7/1/08 with Fixed Income Clearing Corporation collateralized by $18,950,000 of United States Treasury Notes 3.875% due 2/15/13; value: $19,684,313; repurchase proceeds: $19,296,777 (cost $19,296,000)	$19,296,000

	Total Short-Term Investments (cost $19,296,000)	19,296,000

	Total Investments (cost $428,259,389) 98.7%	417,528,825
	Other Assets less Liabilities 1.3%	5,485,902

	NET ASSETS 100.0%	$423,014,727

*Non-income producing.

**Common units.

***Security was fair valued under procedures adopted by the Board of Directors (see Note 2).

+Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 6).

++Affiliated company (see Note 5). ADR American Depositary Receipts. REIT Real Estate Investment Trust.

See Notes to Schedules of Investments.

WASATCH MICRO CAP FUND (WMICX) – Schedule of Investments (continued)

June 30, 2008 (Unaudited)

At June 30, 2008, Wasatch Micro Cap Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Australia	1.9
Belgium	0.8
Bermuda	0.9
Brazil	1.1
Canada	6.5
Cayman Islands	2.4
China	1.4
Germany	0.5
Hong Kong	<0.1
Ireland	1.1
Korea	0.7
Singapore	5.9
Sweden	0.4
United Kingdom	0.7
United States	75.7

Total	100.0%

WASATCH MICRO CAP VALUE FUND (WAMVX) – Schedule of Investments

June 30, 2008 (Unaudited)

Shares		Value
	COMMON STOCKS 81.8%

	Advertising 0.4%
74,415	MDC Partners, Inc., Class A* (Canada)	$534,300

	Aerospace & Defense 0.5%
29,000	Ladish Co., Inc.*	597,110

	Air Freight & Logistics 0.4%
818,345	AutoInfo, Inc.*	548,291

	Apparel Retail 0.8%
58,600	Zumiez, Inc.*	971,588

	Apparel, Accessories & Luxury Goods 0.0%
2,150,000	EganaGoldpfeil Holdings Ltd.* *** (Hong Kong)	2,758

	Application Software 2.8%
1,622,096	Guestlogix, Inc.* (Canada)	1,592,789
105,600	Interactive Intelligence, Inc.*	1,229,184
391,120	Veraz Networks, Inc.*	664,904

		3,486,877

	Asset Management & Custody Banks 2.0%
101,732	Treasury Group Ltd. (Australia)	898,302
20,250	UltraShort Russell2000 Growth ProShares++	1,501,133

		2,399,435

	Auto Parts & Equipment 0.9%
2,135,000	Azure Dynamics Corp.* (Canada)	440,250
110,000	Martinrea International, Inc.* (Canada)	656,716

		1,096,966

	Biotechnology 1.6%
88,610	Cytori Therapeutics, Inc.*	574,193
241,035	Luna Innovations, Inc.*	1,113,581
101,331	NeurogesX, Inc. *	293,860

		1,981,634

	Building Products 1.7%
17,000	Ameron International Corp.+++	2,039,660

	Commodity Chemicals 0.8%
65,000	Calgon Carbon Corp.*	1,004,900

	Communications Equipment 0.9%
899,370	Airspan Networks, Inc.*	674,348
390,011	AltiGen Communications, Inc.*	471,913

		1,146,261

	Computer Storage & Peripherals 1.0%
108,500	Intevac, Inc.*	1,223,880

	Construction & Engineering 2.5%
50,000	Michael Baker Corp.*	1,094,000
71,145	MYR Group, Inc.* *** +	1,173,892
150,000	Pratibha Industries Ltd. (India)	753,051

		3,020,943

	Construction & Farm Machinery & Heavy Trucks 0.7%
2,800,000	China Farm Equipment Ltd. (China)	895,226

	Consumer Finance 0.7%
55,000	Dollar Financial Corp.*	831,050

	Diversified Banks 0.4%
55,556	Idaho Trust Bancorp* *** +	500,004

	Diversified Chemicals 1.1%
70,000	LSB Industries, Inc.*	1,386,000

	Diversified Commercial & Professional Services 1.6%
60,000	Healthcare Services Group	912,600
43,800	LPS Brasil - Consultoria de Imoveis S.A. (Brazil)	892,197
401,000	ProLink Holdings Corp.*	180,450

		1,985,247

	Education Services 1.0%
62,000	Kroton Educational S.A.* ** (Brazil)	1,262,538

	Electrical Components & Equipment 1.2%
65,907	Orion Energy Systems, Inc.*	659,070
2,244,162	Wasion Meters Group Ltd. (Hong Kong)	863,433

		1,522,503

	Electronic Equipment Manufacturers 0.3%
369,839	Interlink Electronics, Inc.*	240,395
1,519,800	QRSciences Holdings Ltd.* (Australia)	131,140

		371,535

	Environmental & Facilities Services 2.2%
43,000	American Ecology Corp.	1,269,790
109,000	Heritage-Crystal Clean, Inc.*	1,449,700

		2,719,490

	Food Distributors 0.2%
66,705	G. Willi-Food International Ltd.* (Israel)	273,490

	Footwear 0.7%
2,454,000	China Hongxing Sports Ltd. (China)	811,657

	Gold 0.4%
2,710,000	Redcorp Ventures Ltd.* (Canada)	518,902

WASATCH MICRO CAP VALUE FUND (WAMVX) – Schedule of Investments (continued)

June 30, 2008 (Unaudited)

Shares		Value
	Health Care Equipment 10.4%
74,500	AtriCure, Inc.*	$803,855
148,803	Cardica, Inc.*	1,258,873
25,037	Encision, Inc.*	46,068
20,000	Infopia Co. Ltd. (Korea)	583,146
68,000	Invacare Corp.	1,389,920
121,000	MTS Medication Technologies, Inc.*	929,280
27,740	NuVasive, Inc.*	1,238,868
92,905	SenoRx, Inc.*	717,227
17,000	SurModics, Inc.*	762,280
284,300	Thermage, Inc.*	813,098
209,945	VNUS Medical Technologies, Inc.*	4,201,000

		12,743,615

	Health Care Services 2.0%
38,380	Birner Dental Management Services, Inc.	614,080
32,100	CorVel Corp.*	1,087,227
37,800	Providence Service Corp. (The)*	797,958

		2,499,265

	Health Care Supplies 0.8%
40,700	ICU Medical, Inc.*	931,216

	Health Care Technology 0.1%
310,080	Ophthalmic Imaging Systems*	114,730

	Homebuilding 0.6%
155,000	Trisul S.A. (Brazil)	733,469

	Hotels, Resorts & Cruise Lines 0.2%
131,090	Club Cruise Entertainment & Travelling Services Europe N.V.* *** (Norway)	283,530

	Human Resource & Employment Services 0.6%
39,000	Resources Connection, Inc.	793,650

	Industrial Machinery 2.6%
3,000,000	China Automation Group Ltd. (China)	904,153
20,000	JVM Co., Ltd. (Korea)	744,706
27,705	Kadant, Inc.*	626,133
34,915	Watts Water Technologies, Inc., Class A	869,384

		3,144,376

	Integrated Telecommunication Services 0.9%
72,000	Cbeyond, Inc.*	1,153,440

	Internet Software & Services 1.3%
74,659	Liquidity Services, Inc.*	860,818
504,509	Selectica, Inc.*	681,087

		1,541,905

	Investment Banking & Brokerage 0.5%
23,800	FCStone Group, Inc.*	664,734

	IT Consulting & Other Services 3.5%
520,000	Management Network Group, Inc.*	748,800
56,500	NCI, Inc., Class A*	1,292,720
212,770	Pfsweb, Inc.*	1,021,299
50,000	Telvent GIT, S.A. (Spain)	1,201,000

		4,263,819

	Marine 0.8%
74,000	Euroseas Ltd.	959,780

	Office Services & Supplies 0.7%
70,000	Interface, Inc., Class A	877,100

	Oil & Gas Drilling 1.1%
75,000	Phoenix Technology Income Fund** (Canada)	1,322,663

	Oil & Gas Equipment & Services 4.9%
452,000	Aeroquest International Ltd.* (Canada)	909,859
947,690	Bayou Bend Petroleum Ltd.* (Canada)	493,201
205,000	Forbes Energy Services Ltd.* (Canada)	1,608,356
589,000	Swiber Holdings Ltd.* (Singapore)	1,069,295
81,725	TETRA Technologies, Inc.*	1,937,700

		6,018,411

	Oil & Gas Exploration & Production 3.5%
48,860	Approach Resources, Inc.*	1,308,959
55,000	BPZ Energy, Inc.*	1,617,000
152,828	Dune Energy, Inc.*	157,413
90,090	Northern Oil and Gas, Inc.*	1,196,395

		4,279,767

	Oil & Gas Refining & Marketing 1.3%
95,000	Delek US Holdings, Inc.	874,950
31,370	World Fuel Services Corp.	688,258

		1,563,208

	Packaged Foods & Meats 0.8%
80,000	Zhongpin, Inc.*	1,000,000

	Pharmaceuticals 0.2%
286,000	Osteologix, Inc.*	263,120

	Regional Banks 2.3%
1,100,000	City Union Bank Ltd. (India)	595,700
300,000	First Bank of Delaware*	567,000
28,650	First of Long Island Corp.	561,540
29,510	Security Business Bank of San Diego*	326,086
72,000	Tamalpais Bancorp	810,000

		2,860,326

WASATCH MICRO CAP VALUE FUND (WAMVX) – Schedule of Investments (continued)

June 30, 2008 (Unaudited)

Shares		Value
	Reinsurance 0.8%
110,000	CastlePoint Holdings Ltd. (Bermuda)	$999,900

	Semiconductor Equipment 2.4%
184,400	inTEST Corp.*	365,112
287,089	LogicVision, Inc.*	335,894
237,285	PDF Solutions, Inc.*	1,411,846
51,850	Tessera Technologies, Inc.*	848,784

		2,961,636

	Semiconductors 3.0%
239,000	MIPS Technologies, Inc.*	896,250
131,040	O2Micro International Ltd. ADR* (Cayman Islands)	871,416
140,000	PLX Technology, Inc.*	1,068,200
26,555	Power Integrations, Inc.*	839,404

		3,675,270

	Specialized Finance 1.2%
41,900	Goldwater Bank, N.A.* *** +	429,475
100,000	KKR Financial Holdings, LLC	1,050,000

		1,479,475

	Specialty Chemicals 0.4%
195,000	Allen-Vanguard Corp.* (Canada)	488,266

	Specialty Stores 0.9%
65,000	easyhome Ltd. (Canada)	1,072,908

	Steel 4.9%
159,000	Globe Specialty Metals, Inc.* (United Kingdom)	4,849,500
20,000	Hanes International, Inc.* +++	1,151,000

		6,000,500

	Systems Software 1.2%
158,520	Opnet Technologies, Inc.*	1,426,680

	Thrifts & Mortgage Finance 0.8%
10,300	Home Capital Group, Inc. (Canada)	399,499
45,930	United Western Bancorp, Inc.	576,881

		976,380

	Total Common Stocks (cost $99,559,529)	100,225,384

	PREFERRED STOCKS 0.0%

	Pharmaceuticals 0.0%
82,803	Point Biomedical Corp., Series A Pfd.* *** +	21,529

	Total Preferred Stocks (cost $45,272)	21,529

	WARRANTS 0.2%

	Biotechnology 0.0%
30,399	NeurogesX, Inc. expiring 12/28/12* *** +	—

	Gold 0.0%
855,000	Redcorp Ventures Ltd. expiring 7/10/09* *** + (Canada)	—

	Health Care Distributors 0.0%
6,486	Familymeds Group, Inc. expiring 11/30/09* *** +	—

	Health Care Equipment 0.2%
58,140	Cardica, Inc. expiring 6/7/12* *** +	163,373
5,295	Electro-Optical Sciences, Inc. expiring 10/31/11* *** +	5,083

		168,456

	Hotels, Resorts & Cruise Lines 0.0%
94,548	Club Cruise Entertainment & Travelling Services Europe N.V. expiring 4/25/12* *** + (Norway)	—

	Pharmaceuticals 0.0%
7,164	Acusphere, Inc. expiring 8/2/08* *** +	—

1,436	Acusphere, Inc. expiring 10/20/08* *** +	—

	Precious Metals & Minerals 0.0%
603,880	Farallon Resources Ltd. expiring 12/21/08* *** + (Canada)	44,473

	Total Warrants (cost $226,367)	212,929

Number of Contracts		Value
	CALL OPTIONS PURCHASED 0.0%

545	MFA Mortgage Investments, Inc. expiring 7/19/08 exercise price $7.50	$2,725

	Total Call Options Purchased (premium $66,763)	2,725

WASATCH MICRO CAP VALUE FUND (WAMVX) – Schedule of Investments (continued)

June 30, 2008 (Unaudited)

Principal Amount		Value
	SHORT-TERM INVESTMENTS 16.6%

	Repurchase Agreement 16.6%
$20,356,000	Repurchase Agreement dated 6/30/08, 1.45% due 7/1/08 with Fixed Income Clearing Corporation collateralized by $19,920,000 of United States Treasury Notes 4.00% due 2/15/15; value: $20,766,600; repurchase proceeds: $20,356,820 (cost $20,356,000) +++	$20,356,000

	Total Short-Term Investments (cost $20,356,000)	20,356,000

	Total Investments (cost $120,253,931) 98.6%	120,818,567
	Other Assets less Liabilities 1.4%	1,675,891

	NET ASSETS 100.0%	$122,494,458

Number of Contracts		Value
	CALL OPTIONS WRITTEN

170	Ameron International Corp. expiring 7/19/08 exercise price $115	$112,200
200	Haynes Intl. Inc. expiring 8/16/08 exercise price $55	94,000

	Total Call Options Written (premium $216,158)	206,200

*Non-income producing.

**Common units.

***Security was fair valued under procedures adopted by the Board of Directors (see Note 2).

+Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 6).

++Affiliated company (see Note 5).

+++All or a portion of this security has been designated as collateral for written options.

ADR American Depositary Receipts.

PIPE Private Investment in a Public Equity.

See Notes to Schedules of Investments.

At June 30, 2008, Wasatch Micro Cap Value Fund’s investments, excluding short-term investments, and options written were in the following countries:

COUNTRY	%
Australia	1.0
Bermuda	1.5
Brazil	2.9
Canada	9.5
Cayman Islands	0.9
China	2.6
Hong Kong	0.9
India	1.3
Israel	0.3
Korea	1.3
Norway	0.3
Singapore	1.1
Spain	1.2
United Kingdom	4.8
United States	70.4

Total	100.0%

WASATCH SMALL CAP GROWTH FUND (WAAEX) – Schedule of Investments

June 30, 2008 (Unaudited)

Shares		Value
	COMMON STOCKS 99.8%

	Air Freight & Logistics 0.9%
1,541,437	Aramex PJSC* (United Arab Emirates)	$1,075,944
5,549,982	Goodpack Ltd. (Singapore)	6,281,998

		7,357,942

	Airlines 0.5%
294,875	WestJet Airlines Ltd.* (Canada)	3,633,819

	Apparel, Accessories & Luxury Goods 1.5%
20,365	Bijou Brigitte AG (Germany)	2,738,633
595,775	Ports Design Ltd. (Hong Kong)	1,703,884
316,968	Volcom, Inc.*	7,585,044

		12,027,561

	Apparel Retail 1.0%
481,045	Zumiez, Inc.*	7,975,726

	Application Software 3.3%
465,550	FactSet Research Systems, Inc.	26,238,398

	Asset Management & Custody Banks 0.7%
224,396	Cohen & Steers, Inc.	5,827,564

	Automotive Retail 4.1%
1,473,792	O’Reilly Automotive, Inc.*	32,939,251

	Biotechnology 0.9%
43,268	Myriad Genetics, Inc.*	1,969,559
151,615	Orexigen Therapeutics, Inc.*	1,196,242
243,840	Seattle Genetics, Inc.*	2,062,887
204,600	ZymoGenetics, Inc.*	1,722,732

		6,951,420

	Communications Equipment 2.0%
287,425	F5 Networks, Inc.*	8,168,619
174,195	Neutral Tandem, Inc.*	3,048,412
410,305	Starent Networks Corp.*	5,161,637

		16,378,668

	Computer & Electronics Retail 1.0%
786,503	hhgregg, Inc.*	7,865,030

	Computer Storage & Peripherals 1.4%
469,795	Data Domain, Inc.*	10,960,317

	Construction & Engineering 1.8%
4,855,790	Midas Holdings Ltd. (China)	3,176,402
127,790	Outotec Oyj (Finland)	8,150,481
66,095	URS Corp.*	2,774,007

		14,100,890

	Construction & Farm Machinery & Heavy Trucks 2.2%
241,666	Bucyrus International, Inc., Class A	17,646,451

	Data Processing & Outsourced Services 2.4%
234,841	CyberSource Corp.*	3,928,890
414,540	NeuStar, Inc., Class A*	8,937,482
187,230	Syntel, Inc.	6,313,396

		19,179,768

	Distributors 0.8%
372,165	LKQ Corp.*	6,725,022

	Diversified Banks 2.9%
520,361	Bank of N.T. Butterfield & Son Ltd. (Bermuda)	7,701,343
218,385	HDFC Bank Ltd. ADR (India)	15,649,469

		23,350,812

	Diversified Commercial & Professional Services 6.8%
67,449	Advisory Board Co. (The)*	2,652,769
461,296	Copart, Inc.*	19,752,695
321,953	CRA International, Inc.*	11,638,601
336,799	Stantec, Inc.* (Canada)	8,686,046
508,186	Transfield Services Ltd. (Australia)	3,615,196
608,105	Wirecard AG* (Germany)	7,808,760

		54,154,067

	Education Services 3.6%
112,777	Capella Education Co.*	6,727,148
103,994	Strayer Education, Inc.	21,742,026

		28,469,174

	Environmental & Facilities Services 0.4%
139,722	EnergySolutions, Inc.	3,122,787

	Footwear 0.5%
11,114,110	China Hongxing Sports Ltd. (China)	3,675,976

	Health Care Distributors 1.5%
364,450	MWI Veterinary Supply, Inc.*	12,066,939

	Health Care Equipment 2.5%
422,992	Abaxis, Inc.*	10,206,797
332,588	Dexcom, Inc.*	2,008,832
609,996	NxStage Medical, Inc.*	2,342,385
152,437	ResMed, Inc.*	5,448,098

		20,006,112

	Health Care Facilities 0.7%
234,520	AmSurg Corp.* +++	5,710,562

WASATCH SMALL CAP GROWTH FUND (WAAEX) – Schedule of Investments (continued)

June 30, 2008 (Unaudited)

Shares		Value
	Health Care Services 4.1%
369,816	Bio-Reference Laboratories, Inc.*	$8,250,595
304,019	Healthways, Inc.*	8,998,962
323,735	Pediatrix Medical Group, Inc.*	15,937,474

		33,187,031

	Human Resource & Employment Services 4.0%
1,584,647	Resources Connection, Inc.	32,247,566

	Integrated Telecommunication Services 0.7%
354,475	Cbeyond, Inc.*	5,678,690

	Internet Retail 0.7%
432,073	Shutterfly, Inc.*	5,275,611

	Internet Software & Services 3.3%
159,930	Bankrate, Inc.*	6,248,465
662,932	DealerTrack Holdings, Inc.*	9,353,971
487,900	LoopNet, Inc.*	5,513,270
197,000	VistaPrint Ltd.*	5,271,720

		26,387,426

	Investment Banking & Brokerage 1.0%
121,951	KIWOOM Securities Co. Ltd. (Korea)	4,371,840
161,380	optionsXpress Holdings, Inc.	3,605,229

		7,977,069

	Leisure Facilities 1.3%
342,405	Life Time Fitness, Inc.*	10,118,068

	Life Sciences Tools & Services 6.6%
186,890	Helicos BioSciences Corp.*	878,383
157,758	Icon plc ADR* (Ireland)	11,913,884
241,425	Kendle International, Inc.*	8,770,970
400,261	Techne Corp.*	30,976,199
208,525	Valera Pharmaceuticals, Inc. Ureteral Stent* *** +	—

		52,539,436

	Managed Health Care 0.4%
158,215	AMERIGROUP Corp.*	3,290,872

	Marine 0.6%
163,295	Eagle Bulk Shipping, Inc.	4,828,633

	Mortgage REITs 0.9%
312,261	Redwood Trust, Inc.	7,116,428

	Oil & Gas Equipment & Services 5.2%
143,525	Dril-Quip, Inc.*	9,042,075
43,155	NATCO Group, Inc., Class A*	2,353,242
669,765	Pason Systems, Inc. (Canada)	10,851,456
18,390	T-3 Energy Services, Inc.*	1,461,453
605,035	TGS-NOPEC Geophysical Co. ASA* (Norway)	8,422,678
119,145	Trican Well Service Ltd. (Canada)	2,965,756
34,383	W-H Energy Services, Inc.*	3,291,828
67,050	Willbros Group, Inc.* (Panama)	2,937,461

		41,325,949

	Oil & Gas Exploration & Production 0.5%
279,450	Brigham Exploration Co.*	4,423,694

	Other Diversified Financial Services 0.5%
2,661,038	Count Financial Ltd. (Australia)	3,941,712

	Pharmaceuticals 1.0%
577,015	Alexza Pharmaceuticals, Inc.*	2,273,439
680,112	Dechra Pharmaceuticals plc (United Kingdom)	5,692,233
208,525	Valera Pharmaceuticals, Inc. CSR VP003* *** +	—

		7,965,672

	Real Estate Management & Development 0.3%
645,792	DTZ Holdings plc (United Kingdom)	2,564,153

	Regional Banks 1.6%
109,605	City National Corp.	4,611,082
256,960	Glacier Bancorp, Inc.	4,108,790
141,025	PrivateBancorp, Inc.	4,284,340

		13,004,212

	Restaurants 1.4%
582,762	Peet’s Coffee & Tea, Inc.*	11,550,343

	Semiconductor Equipment 0.5%
264,845	Tessera Technologies, Inc.*	4,335,513

	Semiconductors 9.1%
215,590	Hittite Microwave Corp.*	7,679,316
439,871	Melexis N.V. (Belgium)	6,965,259
831,040	Micrel, Inc.	7,604,016
544,085	Microtune, Inc.*	1,882,534
284,746	Netlogic Microsystems, Inc.*	9,453,567
1,600,385	O2Micro International Ltd. ADR* (Cayman Islands)	10,642,560
907,303	Power Integrations, Inc.*	28,679,848

		72,907,100

WASATCH SMALL CAP GROWTH FUND (WAAEX) – Schedule of Investments (continued)

June 30, 2008 (Unaudited)

Shares		Value
	Specialized Finance 0.2%
62,410	ASX Ltd. (Australia)	$1,878,837

	Specialty Stores 2.8%
1,046,984	Hibbett Sports, Inc.*	22,091,362

	Systems Software 1.4%
370,660	Quality Systems, Inc.	10,852,925

	Thrifts & Mortgage Finance 1.6%
332,541	Home Capital Group, Inc. (Canada)	12,898,045

	Trading Companies & Distributors 2.6%
5,914,875	Emeco Holdings Ltd. (Australia)	6,067,847
341,285	MSC Industrial Direct Co., Inc., Class A	15,054,081

		21,121,928

	Trucking 4.1%
1,803,704	Knight Transportation, Inc.	33,007,783
4,550	Localiza Rent A Car S.A. (Brazil)	50,477

		33,058,260

	Total Common Stocks (cost $715,107,822)	798,930,791

	PREFERRED STOCKS 1.7%

	Biotechnology 0.4%
677,966	Nanosys, Inc., Series D Pfd.* *** +	2,000,000
146,199	Orexigen Therapeutics, Inc., Series C Pfd.*	1,153,510

		3,153,510

	Communications Equipment 0.5%
236,372	Neutral Tandem, Inc., Series C Pfd.*	4,136,510

	Health Care Equipment 0.3%
750,000	Orqis Medical Corp., Series D Pfd.* *** +	1,200,000
1,620,220	Zonare Medical Systems, Inc., Series E Pfd.* *** +	1,343,162

		2,543,162

	Health Care Services 0.1%
516,161	Bravo Health, Inc., Series G Pfd.* ***	851,665
362,782	TargetRX, Inc., Series D Pfd.* *** +	3,628

		855,293

	Internet Software & Services 0.1%
404,517	Incipient, Inc., Series D Pfd.* *** +	468,431

	Life Sciences Tools & Services 0.3%
625,000	Fluidigm Corp., Series E Pfd.* *** +	2,500,000

	Pharmaceuticals 0.0%
524,519	Point Biomedical Corp., Series A Pfd.* *** +	136,375

	Total Preferred Stocks (cost $13,173,183)	13,793,281

	LIMITED PARTNERSHIP INTEREST 0.5%

	Other 0.5%
	Montagu Newhall Global Partners II-B, L.P.*** +	3,270,127
	Montagu Newhall Global Partners III-B, L.P.*** +	713,110

		3,983,237

	Total Limited Partnership Interest (cost $4,436,435)	3,983,237

	WARRANTS 0.0%

	Health Care Equipment 0.0%
243,033	Zonare Medical Systems, Inc. expiring 6/30/11* *** +	—

	Total Warrants (cost $0)	—

	Total Investments (cost $732,717,440) 102.0%	816,707,309
	Liabilities less Other Assets (2.0)%	(16,138,720)

	NET ASSETS 100.0%	$800,568,589

*Non-income producing.

***Security was fair valued under procedures adopted by the Board of Directors (see Note 2).

+Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 6).

+++All or a portion of this security has been designated as collateral for purchase commitments

(see Note 7).

ADR American Depositary Receipt.

REIT Real Estate Investment Trust.

See Notes to Schedules of Investments.

WASATCH SMALL CAP GROWTH FUND (WAAEX) – Schedule of Investments (continued)

June 30, 2008 (Unaudited)

At June 30, 2008, Wasatch Small Cap Growth Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Australia	1.9
Belgium	0.9
Bermuda	0.9
Brazil	<0.1
Canada	4.8
Cayman Islands	1.3
China	0.8
Finland	1.0
Germany	1.3
Hong Kong	0.2
India	1.9
Ireland	1.5
Korea	0.5
Norway	1.0
Panama	0.4
Singapore	0.8
United Arab Emirates	0.1
United Kingdom	1.0
United States	79.7

Total	100.0%

WASATCH SMALL CAP VALUE FUND (WMCVX) – Schedule of Investments

June 30, 2008 (Unaudited)

Shares		Value
	COMMON STOCKS 93.7%

	Air Freight & Logistics 1.8%
6,611,821	Goodpack Ltd. (Singapore)	$7,483,888

	Alternative Carriers 1.2%
198,200	Global Village Telecom Holding S.A.* (Brazil)	4,844,751

	Apparel, Accessories & Luxury Goods 2.0%
26,413	Bijou Brigitte AG (Germany)	3,551,952
6,959,145	EganaGoldpfeil Holdings Ltd.* *** (Hong Kong)	8,925
200,554	Volcom, Inc.*	4,799,257

		8,360,134

	Apparel Retail 0.2%
58,315	Zumiez, Inc.*	966,863

	Asset Management & Custody Banks 3.4%
256,465	Apollo Investment Corp.	3,675,143
173,538	Cohen & Steers, Inc.	4,506,782
471,940	Solar Capital, LLC* ** *** +	6,135,220

		14,317,145

	Auto Parts & Equipment 0.9%
633,825	Martinrea International, Inc.* (Canada)	3,784,030

	Building Products 1.3%
46,055	Ameron International Corp.+++	5,525,679

	Communications Equipment 1.1%
206,380	Plantronics, Inc.	4,606,402

	Computer Storage & Peripherals 0.7%
2,097,306	Quantum Corp.*	2,831,363

	Construction & Engineering 1.0%
252,355	MYR Group, Inc.* *** +	4,163,857

	Consumer Finance 1.9%
464,783	Dollar Financial Corp.*	7,022,871
459,251	United PanAm Financial Corp.*	1,033,315

		8,056,186

	Diversified Banks 1.9%
143,292	Axis Bank Ltd. (India)	2,010,418
407,220	Bank of N.T. Butterfield & Son Ltd. (Bermuda)	6,026,856

		8,037,274

	Diversified Capital Markets 0.5%
314,735	JMP Group, Inc.	2,080,398

	Diversified Chemicals 1.3%
272,185	LSB Industries, Inc.*	5,389,263

	Diversified Commercial & Professional Services 1.9%
232,424	LPS Brasil - Consultoria de Imoveis S.A. (Brazil)	4,734,428
163,490	Mobile Mini, Inc.*	3,269,800

		8,004,228

	Diversified REITs 0.3%
600,000	Star Asia Finance Ltd.* *** + (Guernsey)	1,140,000

	Education Services 1.0%
193,265	Kroton Educational S.A.* ** (Brazil)	3,935,556

	Electrical Components & Equipment 1.6%
112,470	Thomas & Betts Corp.*	4,256,990
6,564,391	Wasion Meters Group Ltd. (Hong Kong)	2,525,624

		6,782,614

	Electronic Manufacturing Services 3.0%
167,830	Excel Technology, Inc.*	3,745,966
648,425	TTM Technologies, Inc.*	8,565,694

		12,311,660

	Environmental & Facilities Services 1.3%
236,831	EnergySolutions, Inc.	5,293,173

	Footwear 0.7%
9,245,000	China Hongxing Sports Ltd. (China)	3,057,771

	Gold 0.6%
13,628,640	Redcorp Ventures Ltd.* (Canada)	2,609,569

	Health Care Equipment 2.0%
400,250	Invacare Corp.	8,181,110

	Health Care Facilities 3.0%
467,665	Capital Senior Living Corp.* +++	3,526,194
439,070	Emeritus Corp.*	6,419,203
516,690	Five Star Quality Care, Inc.*	2,443,944

		12,389,341

	Health Care Services 3.8%
292,841	CorVel Corp.*	9,918,525
262,294	LHC Group, Inc.*	6,098,335

		16,016,860

	Health Care Supplies 0.9%
166,952	ICU Medical, Inc.*	3,819,862

WASATCH SMALL CAP VALUE FUND (WMCVX) – Schedule of Investments (continued)

June 30, 2008 (Unaudited)

Shares		Value
	Industrial Machinery 2.5%
175,185	Graco, Inc.	$6,669,293
165,375	Kadant, Inc.*	3,737,475

		10,406,768

	Insurance Brokers 0.9%
225,585	Brown & Brown, Inc.	3,922,923

	Internet Retail 0.6%
747,913	US Auto Parts Network, Inc.*	2,707,445

	Internet Software & Services 0.9%
265,909	DealerTrack Holdings, Inc.*	3,751,976

	IT Consulting & Other Services 1.2%
472,347	SM&A*	2,253,095
118,535	Telvent GIT, S.A. (Spain)	2,847,211

		5,100,306

	Mortgage REITs 3.1%
979,675	MFA Mortgage Investments, Inc.	6,387,481
281,505	Redwood Trust, Inc.	6,415,499

		12,802,980

	Oil & Gas Equipment & Services 6.3%
103,345	Helix Energy Solutions Group, Inc.*	4,303,286
726,851	TETRA Technologies, Inc.*	17,233,637
102,655	Willbros Group, Inc.* (Panama)	4,497,316

		26,034,239

	Oil & Gas Exploration & Production 11.2%
298,948	BPZ Energy, Inc.*	8,789,071
433,895	Brigham Exploration Co.* +++	6,868,558
701,852	Dune Energy, Inc.*	722,907
445,856	Northern Oil and Gas, Inc.*	5,920,968
318,440	Petrohawk Energy Corp.*	14,746,956
133,840	Plains Exploration & Production Co.*	9,766,305

		46,814,765

	Oil & Gas Refining & Marketing 4.1%
439,212	Delek US Holdings, Inc.	4,045,143
118,645	Holly Corp.	4,380,373
393,585	World Fuel Services Corp.	8,635,255

		17,060,771

	Packaged Foods & Meats 1.0%
329,735	Zhongpin, Inc.*	4,121,687

	Property & Casualty Insurance 1.1%
210,930	Tower Group, Inc.	4,469,607

	Regional Banks 2.8%
102,715	City National Corp.	4,321,220
232,840	Commonwealth Bankshares, Inc.	2,938,441
249,165	Mercantile Bank Corp.	1,789,005
244,065	Nara Bancorp, Inc.	2,618,817

		11,667,483

	Semiconductors 2.6%
240,947	Pericom Semiconductor Corp.*	3,575,653
81,402	Power Integrations, Inc.*	2,573,117
194,461	Supertex, Inc.*	4,538,720

		10,687,490

	Specialized Finance 3.0%
424,009	GP Investments Ltd. GDR* (Brazil)	5,166,240
438,130	KKR Financial Holdings, LLC	4,600,365
742,623	MicroFinancial, Inc.++	2,755,131

		12,521,736

	Specialty Stores 1.0%
562,385	Big 5 Sporting Goods Corp.	4,257,254

	Steel 5.5%
607,000	Globe Specialty Metals, Inc.* (United Kingdom)	18,513,500
76,800	Hanes International, Inc.* +++	4,419,840

		22,933,340

	Technology Distributors 0.7%
580,228	Nu Horizons Electronics Corp.*	2,819,908

	Thrifts & Mortgage Finance 1.5%
61,760	Housing Development Finance Corp. Ltd. (India)	2,776,150
279,541	United Western Bancorp, Inc.	3,511,035

		6,287,185

	Trading Companies & Distributors 1.5%
83,190	MSC Industrial Direct Co., Inc., Class A	3,669,511
102,407	Rush Enterprises, Inc., Class A*	1,229,908
108,920	Rush Enterprises, Inc., Class B*	1,182,871

		6,082,290

	Trucking 2.9%
245,590	Old Dominion Freight Line, Inc.*	7,372,612
324,420	Vitran Corp., Inc.* (Canada)	4,863,056

		12,235,668

	Total Common Stocks (cost $408,650,392)	390,674,798

	WARRANTS 0.0%

	Gold 0.0%
5,665,000	Redcorp Ventures Ltd. expiring 7/10/09* *** + (Canada)	—

	Total Warrants (cost $0)	—

WASATCH SMALL CAP VALUE FUND (WMCVX) – Schedule of Investments (continued)

June 30, 2008 (Unaudited)

Principal Amount		Value
	SHORT-TERM INVESTMENTS 7.6%

	Repurchase Agreement 7.6%
$31,817,000	Repurchase Agreement dated 6/30/08, 1.45% due 7/1/08 with Fixed Income Clearing Corporation collateralized by $31,135,000 of United States Treasury Notes 4.00% due 2/15/15; value: $32,458,238; repurchase proceeds: $31,818,282+++ (cost $31,817,000)	$31,817,000

	Total Short-Term Investments (cost $31,817,000)	31,817,000

	Total Investments (cost $440,467,392) 101.3%	422,491,798
	Liabilities less Other Assets (1.3)%	(5,490,392)

	NET ASSETS 100.0%	$417,001,406

Contracts		Value
	CALL OPTIONS WRITTEN

460	Ameron International Corp. expiring 7/19/08 exercise price $115	$303,600
768	Haynes Intl., Inc. expiring 8/16/08 exercise price $55	360,960

		664,560

	Total Call Options Written (premium $714,615)	664,560

*Non-income producing.

**Common units.

***Security was fair valued under procedures adopted by the Board of Directors (see Note 2).

+Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 6).

++Affiliated company (see Note 5).

+++All or a portion of this security has been designated as collateral for written options.

GDR Global Depositary Receipt.

REIT Real Estate Investment Trust.

See Notes to Schedules of Investments.

At June 30, 2008, Wasatch Small Cap Value Fund’s investments, excluding short-term investments, and options written, were in the following countries:

COUNTRY	%
Bermuda	1.5
Brazil	4.8
Canada	2.9
China	0.8
Germany	0.9
Guernsey	0.3
Hong Kong	0.7
India	1.2
Panama	1.2
Singapore	1.9
Spain	0.7
United Kingdom	4.7
United States	78.4

Total	100.0%

WASATCH STRATEGIC INCOME FUND (WASIX) – Schedule of Investments

June 30, 2008 (Unaudited)

Shares		Value
	COMMON STOCKS 85.2%

	Apparel, Accessories & Luxury Goods 0.5%
600	Bijou Brigitte AG (Germany)	$80,686

	Asset Management & Custody Banks 5.8%
30,320	Apollo Investment Corp.	434,486
29,450	Ares Capital Corp.	296,856
19,600	Solar Capital, LLC* ** *** +	254,800

		986,142

	Automotive Retail 0.9%
10,050	Monro Muffler, Inc.+++	155,675

	Construction & Farm Machinery & Heavy Trucks 1.7%
8,460	Trinity Industries, Inc.	293,477

	Consumer Finance 1.7%
7,664	Capital One Financial Corp.	291,309

	Data Processing & Outsourced Services 6.8%
22,940	Paychex, Inc.+++	717,563
23,100	Redecard S.A. (Brazil)	448,680

		1,166,243

	Diversified Banks 3.3%
43,712	Bank of East Asia Ltd. (Hong Kong)	237,414
21,833	Bank of N.T. Butterfield & Son Ltd. (Bermuda)	323,129

		560,543

	Diversified Commercial & Professional Service 4.2%
17,343	LPS Brasil - Consultoria de Imoveis S.A. (Brazil)	353,273
14,673	McGrath RentCorp+++	360,809

		714,082

	Diversified REITs 7.3%
40,250	CapitalSource, Inc.+++	445,970
20,200	Gramercy Capital Corp.+++	234,118
18,090	iStar Financial, Inc.	238,969
172,795	Star Asia Finance Ltd.* *** + (Guernsey)	328,310

		1,247,367

	Gold 0.3%
295,680	Redcorp Ventures Ltd.* (Canada)	56,615

	Health Care Equipment 1.3%
10,600	Invacare Corp.	216,664

	Health Care Services 0.6%
6,765	Birner Dental Management Services, Inc.+++	108,240

	Home Improvement Retail 0.9%
6,400	Home Depot, Inc.	149,888

	Household Products 1.4%
4,000	Procter & Gamble Co.	243,240

	Hypermarkets & Super Centers 3.5%
10,630	Wal-Mart Stores, Inc.+++	597,406

	Industrial Conglomerates 3.4%
21,695	General Electric Co.	579,040

	Industrial Machinery 2.0%
27,000	Weg S.A. (Brazil)	340,652

	Industrial REITs 1.0%
3,300	ProLogis	179,355

	Leisure Products 4.1%
39,905	Pool Corp.+++	708,713

	Life Sciences Tools & Services 1.0%
2,000	Eurofins Scientific (France)	168,589

	Mortgage REITs 11.8%
11,615	Arbor Realty Trust, Inc.+++	104,186
12,970	Capital Trust, Inc., Class A+++	249,154
14,420	Capstead Mortgage Corp.	156,457
103,100	MFA Mortgage Investments, Inc.	672,212
36,605	Redwood Trust, Inc.+++	834,228

		2,016,237

	Oil & Gas Equipment & Services 1.2%
85,995	Petrowest Energy Services Trust** (Canada)	202,659

	Oil & Gas Storage & Transportation 1.1%
8,400	Magellan Midstream Holdings L.P.	189,000

	Personal Products 1.1%
4,910	Herbalife Ltd. (Cayman Islands)	190,263

	Railroads 1.5%
6,000	Kansas City Southern*	263,940

WASATCH STRATEGIC INCOME FUND (WASIX) – Schedule of Investments (continued)

June 30, 2008 (Unaudited)

Shares		Value
	Semiconductors 5.2%
5,770	Linear Technology Corp.+++	$187,929
9,345	Maxim Integrated Products, Inc.+++	197,647
9,545	Microchip Technology, Inc.+++	291,504
8,420	Xilinx, Inc.	212,605

		889,685

	Specialized Finance 4.8%
47,179	KKR Financial Holdings, LLC+++	495,380
13,035	Oslo Bors VPS Holding ASA (Norway)	325,500

		820,880

	Steel 2.5%
14,155	Globe Specialty Metals, Inc.* (United Kingdom)	431,728

	Systems Software 1.5%
8,650	Quality Systems, Inc.	253,272

	Water Utilities 1.1%
7,190	Companhia de Saneamento Basico do Estado de Sao Paulo (Brazil)	184,763

	Wireless Telecommunication Services 1.7%
5,400	America Movil S.A.B. de C.V., Series L ADR+++ (Mexico)	284,850

	Total Common Stocks (cost $17,769,092)	14,571,203

	PREFERRED STOCKS 2.3%

	Diversified REITs 1.2%
12,245	Gramercy Capital Corp., Series A Pfd., 8.125%	214,165

	Mortgage REITs 1.1%
5,000	Anthracite Capital, Inc., Series C Pfd, 9.375%	90,800
6,500	Anthracite Capital, Inc., Series D Pfd, 8.25%	92,300

		183,100

	Total Preferred Stocks (cost $434,213)	397,265

Principal Amount		Value
	CORPORATE BONDS 3.6%

	Gold 1.5%
$299,000	Redcorp Ventures Ltd., 13.00%, 7/11/12*** + (Canada)	$249,617

	Integrated Telecommunication Services 2.1%
400,000	Broadview Networks Holdings, Inc., 11.375%, 9/1/12	359,000

	Total Corporate Bonds (cost $691,819)	608,617

Number of Contracts		Value
	CALL OPTIONS PURCHASED 0.2%

250	Annaly Capital Management, Inc. expiring 7/19/08 exercise price $17.50	$1,250
200	Capital One Financial Corp. expiring 7/19/08 exercise price $45	12,200
1,000	Capital One Financial Corp. expiring 7/19/08 exercise price $50	16,000
100	General Electric Co. expiring 9/20/08 exercise price $37.50	300
200	General Electric Co. expiring 9/20/08 exercise price $39	800
8	iStar Financial, Inc. expiring 7/19/08 exercise price $30***	—
100	KKR Financial Holdings LLC expiring 7/19/08 exercise price $10	7,500
415	KKR Financial Holdings, LLC expiring 7/19/08 exercise price $15	2,075
15	KKR Financial Holdings, LLC expiring 7/19/08 exercise price $17.50***	—
200	Pool Corp. expiring 7/19/08 exercise price $22.50	1,000
25	Redwood Trust, Inc. expiring 1/17/09 exercise price $35	1,000

	Total Call Options Purchased (premium $213,619)	42,125

	PUT OPTIONS PURCHASED 0.8%

100	NovaStar Financial, Inc. expiring 1/17/09 exercise $15	137,000

	Total Put Options Purchased (premium $105,250)	137,000

WASATCH STRATEGIC INCOME FUND (WASIX) – Schedule of Investments (continued)

June 30, 2008 (Unaudited)

Principal Amount		Value
	SHORT-TERM INVESTMENTS 10.3%

	Repurchase Agreement 10.3%
$1,761,000	Repurchase Agreement dated 6/30/08, 1.45% due 7/1/08 with Fixed Income Clearing Corporation collateralized by $1,445,000 of United States Treasury Bonds 6.50% due 11/15/26; value: $1,799,025; repurchase proceeds: $1,761,071+++ (cost $1,761,000)	$1,761,000

	Total Short-Term Investments (cost $1,761,000)	1,761,000

	Total Investments (cost $20,974,993) 102.4%	17,517,210
	Liabilities less Other Assets (2.4)%	(405,701)

	NET ASSETS 100.0%	$17,111,509

Number of Contracts		Value
	PUT OPTIONS WRITTEN

183	KKR Financial Holdings, LLC expiring 7/19/08 exercise price $15	$80,520
50	Redwood Trust, Inc. expiring 7/19/08 exercise price $25	21,500
275	Redwood Trust, Inc. expiring 7/19/08 exercise price $30	206,250

	Total Put Options Written (premium $103,641)	308,270

Shares		Value
	SECURITIES SOLD SHORT

7,650	Bank of the Ozarks, Inc.	$113,679
76	First Federal Bancshares of Arkansas, Inc.	657
3,500	NovaStar Financial, Inc.*	4,025

	Total Securities Sold Short (proceeds $314,813)	118,361

*Non-income producing.

**Common units.

***Security was fair valued under procedures adopted by the Board of Directors (see Note 2).

+Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 6).

+++All or a portion of this security has been designated as collateral for options written, and open short positions.

ADR American Depositary Receipt.

REIT Real Estate Investment Trust.

See Notes to Schedules of Investments.

At June 30, 2008, Wasatch Strategic Income Fund’s investments, excluding short-term investments, options written, and securities sold short were in the following countries:

COUNTRY	%
Bermuda	2.1
Brazil	8.4
Canada	3.2
Cayman Islands	1.2
France	1.1
Germany	0.5
Guernsey	2.1
Hong Kong	1.5
Mexico	1.8
Norway	2.1
United Kingdom	2.7
United States	73.3

Total	100.0%

WASATCH ULTRA GROWTH FUND (WAMCX) – Schedule of Investments

June 30, 2008 (Unaudited)

Shares		Value
	COMMON STOCKS 90.8%

	Advertising 0.7%
127,215	National CineMedia, Inc.	$1,356,112

	Apparel Retail 0.5%
23,045	Gymboree Corp. (The)*	923,413

	Application Software 1.0%
34,440	FactSet Research Systems, Inc.	1,941,039

	Asset Management & Custody Banks 0.1%
3,055	Westwood Holdings Group, Inc.	121,589

	Auto Parts & Equipment 0.8%
251,880	Martinrea International, Inc.* (Canada)	1,503,761

	Automotive Retail 0.5%
41,395	O’Reilly Automotive, Inc.*	925,178

	Communications Equipment 3.6%
180,575	F5 Networks, Inc.*	5,131,942
121,355	Starent Networks Corp.*	1,526,646

		6,658,588

	Construction & Engineering 0.9%
1,164,000	Midas Holdings Ltd. (China)	761,427
15,310	Outotec Oyj (Finland)	976,476

		1,737,903

	Construction & Farm Machinery & Heavy Trucks 3.3%
45,272	Bucyrus International, Inc., Class A	3,305,761
141,835	TIL Ltd. (India)	1,164,514
33,930	Wabtec Corp.	1,649,677

		6,119,952

	Consumer Finance 0.9%
117,503	First Cash Financial Services, Inc.*	1,761,370

	Data Processing & Outsourced Services 0.5%
30,375	Syntel, Inc.	1,024,245

	Distillers & Vintners 2.3%
57,815	Central European Distribution Corp.*	4,286,982

	Distributors 1.2%
129,650	LKQ Corp.*	2,342,776

	Diversified Banks 3.5%
77,050	HDFC Bank Ltd. (India)	1,792,610
65,385	HDFC Bank Ltd. ADR (India)	4,685,489

		6,478,099

	Diversified Commercial & Professional Service 0.7%
17,485	IHS, Inc., Class A*	1,216,956

	Education Services 0.4%
4,002	Strayer Education, Inc.	836,698

	Electrical Components & Equipment 0.6%
106,889	Orion Energy Systems, Inc.*	1,068,890

	Environmental & Facilities Services 1.9%
68,315	American Ecology Corp.	2,017,342
42,300	EnergySolutions, Inc.	945,405
12,920	Stericycle, Inc.*	667,964

		3,630,711

	General Merchandise Stores 0.8%
43,530	Dollar Tree, Inc.*	1,422,996

	Gold 0.3%
2,995,000	Redcorp Ventures Ltd.* (Canada)	573,473

	Health Care Distributors 1.0%
54,652	MWI Veterinary Supply, Inc.*	1,809,528

	Health Care Equipment 8.1%
189,540	ArthroCare Corp.*	7,735,127
116,715	Cardica, Inc.*	987,409
41,966	NuVasive, Inc.*	1,874,202
44,210	ResMed, Inc.*	1,580,065
148,778	VNUS Medical Technologies, Inc.*	2,977,048

		15,153,851

	Health Care Facilities 6.5%
274,223	Psychiatric Solutions, Inc.*	10,376,599
61,590	VCA Antech, Inc.*	1,710,970

		12,087,569

	Health Care Services 7.8%
203,216	Healthways, Inc.* +++	6,015,194
74,115	Pediatrix Medical Group, Inc.*	3,648,681
226,560	Providence Service Corp. (The)*	4,782,682

		14,446,557

	Health Care Technology 0.6%
69,890	Computer Programs & Systems, Inc.	1,211,194

	Internet Software & Services 1.4%
180,805	DealerTrack Holdings, Inc.*	2,551,159

	Investment Banking & Brokerage 1.3%
265,030	GFI Group, Inc.	2,387,920

WASATCH ULTRA GROWTH FUND (WAMCX) – Schedule of Investments (continued)

June 30, 2008 (Unaudited)

Shares		Value
	IT Consulting & Other Services 6.7%
323,421	Cognizant Technology Solutions Corp., Class A* +++	$10,514,417
1,602,000	CSE Global Ltd. (Singapore)	1,236,338
138,110	Rolta India Ltd. (India)	788,054

		12,538,809

	Leisure Facilities 0.6%
39,940	Life Time Fitness, Inc.*	1,180,227

	Life Sciences Tools & Services 2.1%
14,934	Icon plc ADR* (Ireland)	1,127,816
35,440	Techne Corp.*	2,742,701

		3,870,517

	Marine 2.3%
102,460	Eagle Bulk Shipping, Inc.	3,029,742
18,755	Genco Shipping & Trading Ltd.	1,222,826

		4,252,568

	Marine Ports & Services 1.6%
167,948	CAI International, Inc.*	2,922,295

	Oil & Gas Equipment & Services 3.7%
35,370	Oil States International, Inc.*	2,243,873
20,801	OYO Geospace Corp.*	1,226,011
627,415	Swiber Holdings Ltd.* (Singapore)	1,139,035
95,045	TETRA Technologies, Inc.*	2,253,517

		6,862,436

	Oil & Gas Exploration & Production 3.3%
5,975	Contango Oil & Gas Co.*	555,197
84,085	Petrohawk Energy Corp.*	3,893,976
61,215	Rex Energy Corp.*	1,616,076

		6,065,249

	Oil & Gas Refining & Marketing 1.3%
49,490	Frontier Oil Corp.	1,183,306
33,845	Holly Corp.	1,249,557

		2,432,863

	Personal Products 1.2%
59,345	Herbalife Ltd. (Cayman Islands)	2,299,619

	Publishing 1.7%
43,571	Morningstar, Inc.*	3,138,419

	Railroads 0.7%
30,260	Kansas City Southern*	1,331,137

	Semiconductor Equipment 2.2%
252,912	Tessera Technologies, Inc.*	4,140,169

	Semiconductors 11.1%
156,375	Netlogic Microsystems, Inc.*	5,191,650
527,785	O2Micro International Ltd. ADR* (Cayman Islands)	3,509,770
117,390	PLX Technology, Inc.*	895,686
190,490	Power Integrations, Inc.*	6,021,389
103,885	Silicon Laboratories, Inc.* +++	3,749,209
286,696	SiRF Technology Holdings, Inc.*	1,238,527

		20,606,231

	Trucking 1.1%
66,155	Old Dominion Freight Line, Inc.*	1,985,973

	Total Common Stocks (cost $173,120,219)	169,205,021

	PREFERRED STOCKS 3.3%

	Biotechnology 0.3%
169,492	Nanosys, Inc., Series D Pfd.* *** +	500,001

	Communications Equipment 0.6%
64,269	Neutral Tandem, Inc., Series C Pfd.*	1,124,708

	Health Care Equipment 0.5%
1,080,146	Zonare Medical Systems, Inc., Series E Pfd.* *** +	895,441

	Health Care Services 0.4%
516,161	Bravo Health, Inc., Series G Pfd.* *** +	851,666
108,917	TargetRX, Inc., Series D Pfd.* *** +	1,089

		852,755

	Health Care Technology 1.2%
243,902	TherOx, Inc., Series I Pfd.* *** +	1,557,119
253,064	Transoma Medical, Inc., Series B Pfd.* *** +	604,823

		2,161,942

	Internet Software & Services 0.0%
91,388	Xtera Communications, Inc., Series A-1 Pfd.* *** +	99,065

	Personal Products 0.3%
201,613	Ophthonix, Inc., Series C Pfd.* *** +	500,000

	Total Preferred Stocks (cost $4,780,195)	6,133,912

WASATCH ULTRA GROWTH FUND (WAMCX) – Schedule of Investments (continued)

June 30, 2008 (Unaudited)

Shares		Value
	LIMITED PARTNERSHIP INTEREST 2.0%

	Other 2.0%
	Montagu Newhall Global Partners II-B, L.P.*** +	$2,943,106
	Montagu Newhall Global Partners III-B, L.P.*** +	713,111

		3,656,217

	Total Limited Partnership Interest (cost $4,069,292)	3,656,217

	WARRANTS 0.0%

	Gold 0.0%
1,497,500	Redcorp Ventures Ltd. expiring 7/10/09* *** + (Canada)	—

	Health Care Equipment 0.0%
15,510	Electro-Optical Sciences, Inc. expiring 10/31/11* *** +	14,890
162,021	Zonare Medical Systems, Inc. expiring 6/30/11* *** +	—

		14,890

	Precious Metals & Minerals 0.0%
451,620	Farallon Resources Ltd. expiring 12/21/08* *** + (Canada)	33,259

	Total Warrants (cost $0)	48,149

Principal Amount		Value
	SHORT-TERM INVESTMENTS 1.3%

	Repurchase Agreement 1.3%
$2,411,000	Repurchase Agreement dated 6/30/08, 1.45% due 7/1/08 with Fixed Income Clearing Corporation collateralized by $2,030,000 of United States Treasury Bonds 6.25% due 8/15/23; value: $2,463,913; repurchase proceeds: $2,411,097+++ (cost $2,411,000)	$2,411,000

	Total Short-Term Investments (cost $2,411,000)	2,411,000

	Total Investments (cost $184,380,706) 97.4%	181,454,299
	Other Assets less Liabilities 2.6%	4,913,754

	NET ASSETS 100.0%	$186,368,053

Shares		Value
	SECURITIES SOLD SHORT

104,660	Kenexa Corp. (proceeds $1,876,563)	$1,971,794

*Non-income producing.

***Security was fair valued under procedures adopted by the Board of Directors (see Note 2).

+Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 6).

+++All or a portion of this security has been designated as collateral for purchase commitments, and securities sold short (see Note 7).

ADR American Depositary Receipt.

See Notes to Schedules of Investments.

WASATCH ULTRA GROWTH FUND (WAMCX) – Schedule of Investments (continued)

June 30, 2008 (Unaudited)

At June 30, 2008, Wasatch Ultra Growth Fund’s investments, excluding short-term investments, and securities sold short were in the following countries:

COUNTRY	%
Canada	1.2
Cayman Islands	3.3
China	0.4
Finland	0.6
India	4.7
Ireland	0.6
Singapore	1.3
United States	87.9

Total	100.0%

WASATCH-HOISINGTON U.S. TREASURY FUND (WHOSX) – Schedule of Investments

June 30, 2008 (Unaudited)

Principal Amount		Value
	U.S. GOVERNMENT OBLIGATIONS 99.1%

$11,000,000	U.S. Treasury Bond, 4.50%, 2/15/36	$10,921,801
22,000,000	U.S. Treasury Bond, 4.75%, 2/15/37	22,718,432
10,000,000	U.S. Treasury Bond, 5.25%, 11/15/28	10,839,840
6,570,000	U.S. Treasury Bond, 5.25%, 2/15/29	7,127,938
3,000,000	U.S. Treasury Bond, 5.375%, 2/15/31	3,333,282
112,000,000	U.S. Treasury Strip, principal only, 11/15/27	44,768,640
14,000,000	U.S. Treasury Strip, principal only, 2/15/36	3,986,150
15,000,000	U.S. Treasury Strip, principal only, 2/15/37	4,092,435

	Total U.S. Government Obligations (cost $104,318,590)	107,788,518

	SHORT-TERM INVESTMENTS 0.6%

	Repurchase Agreement 0.6%
635,000	Repurchase Agreement dated 6/30/08, 1.45% due 7/1/08 with Fixed Income Clearing Corporation collateralized by $510,000 of United States Treasury Bonds 6.625% due 2/15/27; value: $652,163; repurchase proceeds: $635,026 (cost $635,000)	635,000

	Total Short-Term Investments (cost $635,000)	635,000

	Total Investments (cost $104,953,590) 99.7%	108,423,518
	Other Assets less Liabilities 0.3%	289,450

	NET ASSETS 100.0%	$108,712,968

	See notes to Schedule of Investments.

WASATCH FUNDS – Notes to Schedules of Investments	JUNE 30, 2008 (UNAUDITED)

1. ORGANIZATION

Wasatch Funds, Inc. is a Minnesota corporation registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and consists of 14 series or “funds” (each a “Fund” and collectively the “Funds”). The Core Growth, Global Science & Technology, Heritage Growth, International Growth, Micro Cap, Micro Cap Value, Small Cap Growth, Small Cap Value, Ultra Growth and the Wasatch-Hoisington U.S. Treasury Fund (“U.S. Treasury Fund”) are each diversified funds. The Emerging Markets Small Cap, Heritage Value, International Opportunities and Strategic Income Funds are each non-diversified funds. Each Fund maintains its own investment objective. The Funds have entered into an investment advisory agreement with Wasatch Advisors, Inc. (the “Advisor”) as investment advisor.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant policies related to investments of the Funds held at June 30, 2008.

Valuation of Securities – Securities are valued as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time) on the valuation date. Equity securities are valued using a commercial pricing service at the latest quoted sales price taken from the primary market in which each security trades and, with respect to equity securities traded on Nasdaq, such securities are valued using the Nasdaq Official Closing Price (“NOCP”) or last sales price if no NOCP is available. If there are no sales on any exchange or market on a given day, then the security is valued at the most recent bid price. Debt securities (other than short-term instruments) are valued at current market value by a commercial pricing service, or by using the last sale or bid price. Short term securities, which mature in 60 days or less, are valued at amortized cost, which approximates market value. Exchange-traded options are valued at the last sale price in the market where they are principally traded. If there are no sales on any exchange or market on a given day, then the option is valued at the most recent bid price. If market quotations are not readily available for the Funds’ investments in securities such as restricted securities, private placements, securities for which trading has been halted or other illiquid securities, these investments will be valued at fair value in accordance with Board-approved Pricing Policies and Procedures by the Pricing Committee of the Advisor (“Pricing Committee”) with oversight by the Board of Directors. Fair value is defined as the amount the owner of a security might reasonably expect to receive upon a current sale. For each applicable investment that is fair valued, the Pricing Committee considers, to the extent applicable, various factors including, but not limited to, the financial condition of the company or limited partnership, operating results, prices paid in follow-on rounds, comparable companies in the public market, the nature and duration of the restrictions for holding the securities, and other relevant factors.

Additionally, a Fund’s investments will be valued at fair value by the Pricing Committee if the Advisor determines that an event impacting the value of an investment occurred between the closing time of a security’s primary market or exchange (for example, a foreign exchange or market) and the time the Fund’s share price is calculated. Significant events include, but are not limited to the following: significant fluctuations in domestic markets, foreign markets or foreign currencies; occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant governmental actions; and major announcements affecting a single issuer or an entire market or market sector. In responding to a significant event, the Pricing Committee would determine the fair value of affected securities by considering factors including, but not limited to: index options and futures traded subsequent to the close; American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) or other related receipts; currency spot or forward markets that trade after pricing of the foreign exchange; other derivative securities traded after the close such as Standard & Poor’s Depository Receipts (“SPDRs”) and other exchange traded funds (“ETFs”); and alternative market quotes on the affected securities. In addition, the Funds may use a systematic fair valuation model provided by an independent third party in certain circumstances to assist in adjusting the valuation of foreign securities.

As of June 30, 2008, the aggregate amount of fair valued securities, excluding any foreign securities fair valued pursuant to a systematic fair valuation model, as a percentage of net assets for the Funds was as follows:

Core Growth Fund	1.68%
Emerging Markets Small Cap Fund	0.20%
Global Science & Technology Fund	1.04%
Heritage Growth Fund	—
Heritage Value Fund	—
International Growth Fund	—
International Opportunities Fund	1.12%
Micro Cap Fund	0.48%
Micro Cap Value Fund	2.14%
Small Cap Growth Fund	1.56%
Small Cap Value Fund	2.75%
Strategic Income Fund	4.87%
Ultra Growth Fund	4.68%
U.S. Treasury Fund	—

FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), in September 2006, which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands financial statement disclosures about fair value measurements. Management is currently evaluating the impact of adopting FAS 157.

In March 2008, the Financial Accounting Standards Board (FASB) issued FASB Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161). SFAS 161 is intended to improve financial reporting about derivative

WASATCH FUNDS – Notes to Schedules of Investments	JUNE 30, 2008 (UNAUDITED)

instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity’s financial position, financial performance and cash flows. SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund’s financial statement disclosures.

Foreign Currency Translations – Values of investments denominated in foreign currencies are converted into U.S. dollars using the current exchange rate. Purchases and sales of investments and dividend income are translated into U.S. dollars using the current prevailing exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized gains or losses on securities is reflected as a component of such gains or losses. Transactions in foreign denominated assets may involve greater risks than domestic transactions, including currency, political, economic, regulatory, and market risks.

Investment in Securities – Security transactions are accounted for on the trade date.

Short Sales – To a limited extent, the Equity Funds may enter into short sales whereby a fund sells a security it generally does not own (the security is borrowed), in anticipation of a decline in the security’s price. If a fund shorts a security when also holding a long position in the security (a “short against the box”), as the security’s price declines, the short position increases in value, offsetting the long position’s decrease in value. The opposite effect occurs if the security’s price rises. The Funds designate collateral consisting of cash, U.S. government securities or other liquid assets sufficient to collateralize the market value of short positions.

Options Transactions – The Equity Funds may buy and sell put and call options, write covered put and call options, including over-the-counter options, on portfolio securities where the completion of the obligation is dependent upon the credit standing of another party. The risk in writing a call option is that a Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that a Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that a Fund pays a premium whether or not the option is exercised. A Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist. Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Repurchase Agreements – The Funds may engage in repurchase transactions. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase and the fund to resell the obligation at an agreed upon price and time. The market value of the collateral must be equal at all times to the total amount of the repurchase obligation, including interest. Generally, in the event of counterparty default, the fund has the right to use the collateral to offset losses incurred.

WASATCH FUNDS – Notes to Schedules of Investments	JUNE 30, 2008 (UNAUDITED)

3. OPTIONS CONTRACTS WRITTEN

Options written activity during the period ended June 30, 2008 was as follows:

	Options Outstanding at Beginning of Period	Written	Closed	Exercised	Expired	Options Outstanding at End of Period
Core Growth Fund
Premium amount	$—	$102,799	$—	$—	$—	$102,799
Number of contracts	—	200	—	—	—	200
Global Science & Technology Fund
Premium amount	$—	$35,850	$(35,850)	$—	$—	$—
Number of contracts	—	150	(150)	—	—	—
Heritage Growth Fund
Premium amount	$—	$156,029	$(80,390)	$—	$(75,639)	$—
Number of contracts	—	1,000	(434)	—	(566)	—
Heritage Value Fund
Premium amount	$3,542	$279,926	$(98,085)	$—	$(145,398)	$39,985
Number of contracts	11	1,247	(366)	—	(750)	142
International Opportunities Fund
Premium amount	$—	$21,037	$—	$—	$(21,037)	$—
Number of contracts	—	143	—	—	(143)	—
Micro Cap Value Fund
Premium amount	$91,902	$1,688,913	$(673,479)	$—	$(891,178)	$216,158
Number of contracts	594	10,345	(4,029)	—	(6,540)	370
Small Cap Value Fund
Premium amount	$—	$1,355,805	$(3,752)	$—	$(637,438)	$714,615
Number of contracts	—	3,309	(19)	—	(2,062)	1,228
Strategic Income Fund
Premium amount	$—	$2,573,867	$(2,174,048)	$—	$(296,178)	$103,641
Number of contracts	—	16,149	(13,011)	—	(2,630)	508
Ultra Growth Fund
Premium amount	$—	$231,829	$—	$—	$(231,829)	$—
Number of contracts	—	1,671	—	—	(1,671)	—

WASATCH FUNDS – Notes to Schedules of Investments	JUNE 30, 2008 (UNAUDITED)

4. FEDERAL INCOME TAX INFORMATION

As of June 30, 2008, the cost and unrealized appreciation (depreciation) of securities, excluding written options and securities sold short, on a tax basis were as follows:

	Core Growth Fund	Emerging Markets Small Cap Fund	Global Science & Technology Fund	Heritage Growth Fund	Heritage Value Fund	International Growth Fund
Cost	$796,287,742	$53,762,781	$143,253,162	$111,213,412	$4,635,005	$278,697,406

Gross appreciation	$116,057,766	$2,772,239	$9,927,137	$14,839,017	$111,822	$65,520,534
Gross (depreciation)	(138,723,032)	(8,364,462)	(22,457,410)	(8,797,214)	(327,106)	(31,576,842)

Net appreciation (depreciation)	$(22,665,266)	$(5,592,223)	$(12,530,273)	$6,041,803	$(215,284)	$33,943,692

	International Opportunities Fund	Micro Cap Fund	Micro Cap Value Fund	Small Cap Growth Fund	Small Cap Value Fund	Strategic Income Fund
Cost	$50,931,700	$428,283,182	$120,676,324	$736,804,215	$441,009,388	$21,598,697

Gross appreciation	$7,865,674	$76,382,648	$16,187,130	$183,305,058	$68,924,589	$1,131,754
Gross (depreciation)	(8,191,096)	(87,137,005)	(16,044,887)	(103,401,964)	(87,442,179)	(5,213,241)

Net appreciation (depreciation)	$(325,422)	$(10,754,357)	$142,243	$79,903,094	$(18,517,590)	$(4,081,487)

	Ultra Growth Fund	U.S. Treasury Fund
Cost	$185,354,369	$104,953,590

Gross appreciation	$29,633,871	$3,628,647
Gross (depreciation)	(33,533,941)	(158,719)

Net appreciation (depreciation)	$(3,900,070)	$3,469,928

The difference between cost amounts for financial statement and federal income tax purposed is due primarily to timing differences in recognizing certain securities gains and losses.

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet a more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Management has evaluated the implications of FIN 48 and has determined that all tax positions meet the “more-likely than not” threshold and as a result the financial statements have not been impacted by the adoption of FIN 48. However, the conclusions regarding FIN 48 are subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from FASB, and on-going analysis of tax laws, regulation, and interpretations thereof.

WASATCH FUNDS – Notes to Schedules of Investments	JUNE 30, 2008 (UNAUDITED)

5. TRANSACTIONS WITH AFFILIATES

If a Fund’s holding represents ownership of 5% or more of the voting securities of a company, the company is deemed to be an affiliate as defined by the 1940 Act. The following Funds conducted transactions during the period ended June 30, 2008 with “affiliated companies” as so defined:

	Share Activity					Dividends Credited to Income for the Nine Months ended 6/30/08	Gain (Loss) Realized on Sale of Shares for the Nine Months ended 6/30/08
	Balance 9/30/07	Purchases / Additions	Sales / Reductions	Balance 6/30/08
Micro Cap Fund
AutoInfo, Inc.	2,206,015	—	2,206,015	—	*	$—	$(760,564)
Bri-Chem Corp.	969,640	—	969,640	—	*	—	(542,429)
Tamalpais Bancorp**	240,743	13,875	—	254,618		38,772	—
inTEST Corp.	584,675	—	19,630	565,045		—	(124,348)
SM&A	1,436,475	—	384,575	1,051,900		—	(2,207,495)
VNUS Medical Technologies, Inc.	979,852	83,370	454,980	608,242	*	—	2,133,591

						$38,772	$(1,501,245)
Micro Cap Value Fund
Guestlogix, Inc.	2,146,615	113,285	637,804	1,622,096	*	$—	$214,277
UltraShort Russell2000 Growth ProShares	—	35,000	14,750	20,250	*	—	35,373

						$—	$249,650
Small Cap Value Fund
MicroFinancial, Inc.	670,108	72,515	—	742,623		$74,262	$—

*No longer affiliated as of June 30, 2008.

**Name changed from Epic Bancorp effective June 18, 2008

WASATCH FUNDS – Notes to Schedules of Investments	JUNE 30, 2008 (UNAUDITED)

6. RESTRICTED SECURITIES

The Funds may own investments that were purchased through private placement transactions or under Rule 144A of the Securities Act of 1933 (the “Securities Act”) and cannot be sold without prior registration under the Securities Act or may be limited due to certain restrictions. These securities are generally deemed to be illiquid and are valued at fair value as determined by a designated Pricing Committee, comprised of personnel of the Advisor, with oversight by the Board of Directors and in accordance with Board-approved Pricing Policies and Procedures. If and when such securities are registered, the costs of registering such securities are paid by the issuer. At June 30, 2008, the Funds held the following restricted securities:

	Security Type	Acquisition Date	Acquisition Cost	Fair Value	Value as % of Net Assets
Core Growth Fund
DataPath, Inc.	Common Stock	6/23/06	$7,566,680	$1,375,760	0.18%
Solar Capital, LLC	Common Stock	3/7/07	13,200,900	11,440,780	1.49%

			$20,767,580	$12,816,540	1.67%
Emerging Markets Small Cap Fund
Asya Katilim Bankasi AS Rights Issue	Common Stock	6/19/08	$204,677	$97,738	0.20%
Global Science & Technology Fund
Acusphere, Inc.	Warrants	7/29/04 - 10/20/04	$—	$—	—
BlueArc Corp.	Warrants	4/2/08 - 5/30/08	—	—	—
BlueArc Corp., Series DD	Preferred Stock	6/6/06	324,998	355,411	0.27%
BlueArc Corp., Series FF	Preferred Stock	5/30/08	628,066	628,066	0.48%
Incipient, Inc., Series D	Preferred Stock	2/7/06	139,219	35,047	0.03%
Montagu Newhall Global Partners II-B, L.P.	LP Interest	10/10/03 - 5/12/08	367,144	327,012	0.24%
Point Biomedical Corp., Series A	Preferred Stock	12/6/07 - 12/7/07	21,508	10,228	0.01%
Xtera Communications, Inc., Series A-1	Preferred Stock	9/3/03	7,076	7,076	0.01%

			$1,488,011	$1,362,840	1.04%
International Growth Fund
Redcorp Ventures Ltd.	Warrants	7/5/07	$—	$—	—
International Opportunities Fund
Club Cruise Entertainment & Travelling
Services Europe N.V.	Warrants	9/24/07	$280,622	$—	—
Redcorp Ventures Ltd.	Warrants	7/5/07	—	—	—
Star Asia Finance Ltd.	Common Stock	2/22/07 - 4/18/08	850,290	346,189	0.69%

			$1,130,912	$346,189	0.69%
Micro Cap Fund
Cardica, Inc.	Warrants	6/7/07	$19,380	$340,358	0.08%
Familymeds Group, Inc.	Warrants	12/1/04	—	—	—
Goldwater Bank, N.A.	Common Stock	2/28/07	1,540,000	1,578,500	0.37%
Point Biomedical Corp., Series A	Preferred Stock	12/6/07 - 12/7/07	226,364	107,646	0.03%

			$1,785,744	$2,026,504	0.48%

WASATCH FUNDS – Notes to Schedules of Investments	JUNE 30, 2008 (UNAUDITED)

RESTRICTED SECURITIES (continued)

	Security Type	Acquisition Date	Acquisition Cost	Fair Value	Value as % of Net Assets
Micro Cap Value Fund
Acusphere, Inc.	Warrants	7/29/04 - 10/20/04	$—	$—	—
Cardica, Inc.	Warrants	6/7/07	9,302	163,374	0.13%
Club Cruise Entertainment & Travelling Services Europe N.V.	Warrants	9/24/07 - 10/4/07	213,265	—	—
Electro-Optical Sciences, Inc.	Warrants	10/31/06	—	5,083	—
Familymeds Group, Inc.	Warrants	12/1/04	—	—	—
Farallon Resources Ltd.	Warrants	12/21/06	—	44,473	0.04%
Goldwater Bank, N.A.	Common Stock	2/28/07	419,000	429,475	0.35%
Idaho Trust Bancorp	Common Stock	8/30/06	500,004	500,004	0.41%
MYR Group, Inc.	Common Stock	6/11/08 - 6/27/08	1,135,337	1,173,892	0.96%
NeurogesX, Inc.	Warrants	12/28/07	3,800	—	—
Point Biomedical Corp., Series A	Preferred Stock	12/6/07 - 12/7/07	45,272	21,529	0.02%
Redcorp Ventures Ltd.	Warrants	7/5/07	—	—	—

			$2,325,980	$2,337,830	1.91%
Small Cap Growth Fund
Bravo Health, Inc., Series G	Preferred Stock	11/1/04	$571,428	$851,665	0.10%
Fluidigm Corp., Series E	Preferred Stock	12/22/06	2,500,000	2,500,000	0.31%
Incipient, Inc., Series D	Preferred Stock	2/7/06	1,860,778	468,431	0.06%
Montagu Newhall Global Partners II-B, L.P.	LP Interest	10/10/03 - 5/12/08	3,671,435	3,270,127	0.41%
Montagu Newhall Global Partners III-B, L.P.	LP Interest	3/16/06 - 6/27/08	765,000	713,110	0.09%
Nanosys, Inc., Series D	Preferred Stock	11/8/05	2,000,000	2,000,000	0.25%
Orqis Medical Corp., Series D	Preferred Stock	2/28/07	1,200,000	1,200,000	0.15%
Point Biomedical Corp., Series A	Preferred Stock	12/6/07 - 12/7/07	286,777	136,375	0.02%
TargetRX, Inc., Series D	Preferred Stock	4/8/05	769,098	3,628	—
Valera Pharmaceuticals, Inc. CSR VP003	Common Stock	2/1/06 - 2/2/06	243,922	—	—
Valera Pharmaceuticals, Inc. Ureteral Stent	Common Stock	2/1/06 - 2/2/06	162,615	—	—
Zonare Medical Systems, Inc.	Warrants	6/30/04	—	—	—
Zonare Medical Systems, Inc., Series E	Preferred Stock	6/30/04	1,500,000	1,343,162	0.17%

			$15,531,053	$12,486,498	1.56%
Small Cap Value Fund
MYR Group, Inc.	Common Stock	6/11/08 - 6/27/08	$4,027,103	$4,163,857	1.00%
Redcorp Ventures Ltd.	Warrants	7/5/07	—	—	—
Solar Capital, LLC	Common Stock	3/7/07	7,079,100	6,135,220	1.47%
Star Asia Finance Ltd.	Common Stock	2/22/07	6,000,000	1,140,000	0.27%

			$17,106,203	$11,439,077	2.74%
Strategic Income Fund
Redcorp Ventures Ltd.	Corporate Bond	7/5/07	$282,956	$249,617	1.46%
Solar Capital, LLC	Common Stock	3/7/07	294,000	254,800	1.49%
Star Asia Finance Ltd.	Common Stock	2/22/07 - 4/28/08	619,710	328,310	1.92%

			$1,196,666	$832,727	4.87%

WASATCH FUNDS – Notes to Schedules of Investments	JUNE 30, 2008 (UNAUDITED)

RESTRICTED SECURITIES (continued)

	Security Type	Acquisition Date	Acquisition Cost	Fair Value	Value as % of Net Assets
Ultra Growth Fund
Bravo Health, Inc., Series G	Preferred Stock	11/1/04	$571,428	$851,666	0.46%
Electro-Optical Sciences, Inc.	Warrants	10/31/06	—	14,890	0.01%
Farallon Resources Ltd.	Warrants	12/21/06	—	33,259	0.02%
Montagu Newhall Global Partners II-B, L.P.	LP Interest	10/10/03 - 5/12/08	3,304,292	2,943,106	1.58%
Montagu Newhall Global Partners III-B, L.P.	LP Interest	3/16/06 - 6/27/08	765,000	713,111	0.38%
Nanosys, Inc., Series D	Preferred Stock	11/8/05	500,001	500,001	0.27%
Ophthonix, Inc., Series C	Preferred Stock	9/23/05	500,000	500,000	0.27%
Redcorp Ventures Ltd.	Warrants	7/5/07	—	—	—
TargetRX, Inc., Series D	Preferred Stock	4/8/05	230,904	1,089	—
TherOx, Inc., Series I	Preferred Stock	7/7/05	1,000,000	1,557,119	0.84%
Transoma Medical, Inc., Series B	Preferred Stock	1/20/06	475,001	604,823	0.32%
Xtera Communications, Inc., Series A-1	Preferred Stock	9/3/03	99,065	99,065	0.05%
Zonare Medical Systems, Inc.	Warrants	6/30/04	—	—	—
Zonare Medical Systems, Inc., Series E	Preferred Stock	6/30/04	1,000,000	895,441	0.48%

			$8,445,691	$8,713,570	4.68%

LP Limited Partnership Interest

7. PURCHASE COMMITMENTS

In September 2003, the Global Science & Technology, Small Cap Growth and Ultra Growth Funds entered into subscription agreements to acquire limited partnership interests in Montagu Newhall Global Partners II-B, L.P. The remaining commitment amounts at June 30, 2008 were $130,000, $1,300,000, and $1,170,000, respectively. Securities held by the Funds have been designated to meet these purchase commitments.

In November 2004, the Small Cap Growth and Ultra Growth Funds entered into subscription agreements to acquire shares of Bravo Health, Inc., Series G Pfd. The remaining commitment amounts at June 30, 2008 were $428,572 per Fund. Securities held by the Funds have been designated to meet these purchase commitments.

In December 2005, the Small Cap Growth and Ultra Growth Funds entered into subscription agreements to acquire limited partnership interests in Montagu Newhall Global Partners III-B, L.P. The remaining commitment amounts at June 30, 2008 were $735,000 per Fund. Securities held by the Funds have been designated to meet these purchase commitments.

Item 2.	Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c)) are effective, as of a date within 90 days of the filing date of this Form N-Q based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

The certifications required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WASATCH FUNDS, INC.

By:	/s/ Samuel S. Stewart, Jr.
Samuel S. Stewart, Jr.
President (principal executive officer) of Wasatch Funds, Inc.

Date: August 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Samuel S. Stewart, Jr.
Samuel S. Stewart, Jr.
President (principal executive officer) of Wasatch Funds, Inc.

Date: August 29, 2008

By:	/s/ Melanie H. Zimdars
Melanie H. Zimdars
Treasurer (principal financial and accounting officer) of Wasatch Funds, Inc.

Date: August 29, 2008